Page 1 of _____

                                                  SEC Registration Nos.
                                                  811-6525 and 33-44968


                U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM N-14


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

|X|  Pre-Effective Amendment No. 1


                     Calvert Municipal Fund, Inc.
          (Exact Name of Registrant as Specified in Charter)
             Calvert National Municipal Intermediate Fund

                        4550 Montgomery Avenue
                              Suite 1000N
                       Bethesda, Maryland 20814
               (Address of Principal Executive Offices)

             Registrant's Telephone Number: (301) 951-4800

                      William M. Tartikoff, Esq.
                        4550 Montgomery Avenue
                              Suite 1000N
                       Bethesda, Maryland 20814
                (Name and Address of Agent for Service)



It is proposed that this filing will become effective on February 6, 1998 pursuant to Rule 488.

No filing fee is due for Registrant because of reliance on section
24(f).

                                          Form N-14 Cross Reference Sheet


Part A.           Information Required in the Prospectus


1. Beginning of Registration
   Statement and Outside Front
   Cover Page of Prospectus        Cover Page
2. Beginning and Outside Back
   Cover Page of Prospectus        Table of Contents
3. Fee Table, Synopsis
   Information and
   Risk Factors                    Synopsis; Fund Expenses
4. Information About the
   Transactions                    Synopsis; Reasons for the Reorganization;
                                   Proposed Transaction; Tax Consequences;
                                   Information about the Reorganization;
                                   Comparative Information on Shareholder
                                   Rights; Information about the Funds
5. Information About the
   Registrant                      Synopsis; Comparison of Investment Policies;
                                   Information about the Funds; Investment
                                   Objectives and Policies; Advisory Fees;
                                   Distribution Fees and Expense Ratios;
                                   Purchases; Exchange Privileges; Distribution
                                   Distribution Procedures; Redemption
                                   Procedures; Prospectus and Statement of
                                   Additional Information of the Calvert
                                   National Municipal Intermediate Fund
                                   (incorporated by reference)
6.Information About the
  Company Being Acquired           Synopsis; Comparison of Investment Policies;
                                   Information about the Funds; Investment
                                   Objectives and Policies; Advisory Fees,
                                   Distribution Fees and Expense Ratios;
                                   Purchases; Exchange Privileges; Distribution
                                   Procedures; Redemption Procedures Joint
                                   Prospectus and Statement of Additional
                                   Information of the Calvert Arizona  Municipal
                                   Intermediate Fund, Calvert Florida Municipal
                                   Intermediate Fund, Calvert Michigan Municipal
                                   Intermediate Fund, Calvert New York Municipal
                                   Intermediate Fund and Calvert Pennsylvania
                                   Municipal Intermediate Fund (incorporated by
                                   reference)
7. Voting Information              Voting Information; Adjournment
8. Interest of Certain Persons
   and Experts                     Inapplicable
9. Additional Information
   Required for Reoffering
   by Persons Deemed to be
   Underwriters                    Inapplicable

Part B.           Information Required in Statement of Additional Information

10. Cover Page                     Cover Page
11. Table of Contents              Table of Contents
12. Additional Information
    about the Registrant           Calvert National Municipal Intermediate Fund
                                   Prospectus and Statement of Additional
                                   Information dated April 30, 1997.
13. Additional Information
    about the Company Being
    Acquired                       Inapplicable
14. Financial Statements           Financial Statements

Part C.           Other Information

15. Indemnification                Indemnification
16. Exhibits                       Exhibits
17. Undertakings                   Undertakings

SIGNATURES

                                [letterhead]

                                  [DATE]

Dear Shareholder,

I am writing to inform you of the upcoming joint special meeting of shareholders of each Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund, and to request that you take a few minutes to read the enclosed material and mail back the proxy voting card.

You are being asked to vote on a proposal to merge your Fund into the Calvert National Municipal Intermediate Fund. The Trustees/Directors of your Fund, including myself, believe this change is in the Funds' and your best interest.

In considering the small sizes of the Funds, it is believed that combining the Funds into one larger fund would allow the assets to be more efficiently managed and lead to a reduction in expenses as well as enhanced returns. Accordingly, such a combination would be beneficial to shareholders. Of course, if the mergers are approved and the transactions consummated, distributions of the combined Calvert National Municipal Intermediate Fund will not be exempt from state-specific income tax.

Regardless of the number of shares you own, it is important that you take the time to read the enclosed proxy, and complete and mail your voting card as soon as you can. A postage paid envelope is enclosed. If Fund shareholders do not return their proxies, the Funds may have to incur the expense of additional solicitations. All shareholders benefit from the speedy return of proxies.

I appreciate the time you will take to review this important matter. The Q&A which follows will assist you in understanding the proposal, however, if we may be of any assistance, please call us at (800) 368-2750.

Sincerely,


Barbara J. Krumsiek
President

                     The Calvert Municipal Fund, Inc.
                Calvert Arizona Municipal Intermediate Fund
               Calvert Michigan Municipal Intermediate Fund
               Calvert New York Municipal Intermediate Fund
             Calvert Pennsylvania Municipal Intermediate Fund

              First Variable Rate Fund for Government Income
                Calvert Florida Municipal Intermediate Fund

                   4550 Montgomery Avenue - Suite 1000N
                         Bethesda, Maryland 20814


              NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                       To be held on March 27, 1998

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders of Calvert Arizona Municipal Intermediate Fund, Calvert Michigan
Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund, each a series of Calvert Municipal Fund, Inc. and Calvert Florida Municipal
Intermediate Fund, a series of the First Variable Rate Fund for Government Income, will be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 10:00 a.m. on March 27, 1998, for the following purposes:

I. To consider and act on an Agreement and Plan of Reorganization, dated [DATE} providing for the transfer of substantially all of the assets of each Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund (collectively, the "Funds") to and the assumption of certain identified liabilities of the Funds by Calvert National
       Municipal Intermediate Fund, a series of the Calvert Municipal Fund, Inc., in exchange for shares of the Calvert National Municipal Intermediate Fund.

II. To transact any other business that may properly come before the meeting or any adjournment or adjournments thereof.

Shareholders of record at the close of business on February 11, 1998, are entitled to notice of and to vote at this meeting or any adjournment thereof.

By Order of the Directors,



William M. Tartikoff, Esq.
Secretary

[DATE]


Please execute the enclosed proxy and return it promptly in the enclosed envelope, thus enabling the Funds to avoid unnecessary expense and delay. Your vote is extremely important, no matter how large or small your holdings may be. No postage is required if mailed in the United States. The proxy is revocable and will not affect your right to vote in person if you attend the Special Meeting.

                            IMPORTANT NOTICE TO
               CALVERT ARIZONA MUNICIPAL INTERMEDIATE FUND,
               CALVERT FLORIDA MUNICIPAL INTERMEDIATE FUND,
               CALVERT MICHIGAN MUNICIPAL INTERMEDIATE FUND,
             CALVERT NEW YORK MUNICIPAL INTERMEDIATE FUND AND
       CALVERT PENNSYLVANIA MUNICIPAL INTERMEDIATE FUND SHAREHOLDERS

                            QUESTIONS & ANSWERS

Please read the complete text of the enclosed Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the matters to be voted upon. Your vote is important. If you have any questions regarding the proposal, please call us at 800-368-2745. We appreciate you investing with Calvert Group, and look forward to a continuing relationship.


Q.     Why am I receiving a proxy statement?

A. The Calvert Municipal Fund, Inc. is seeking your approval of a merger of the shares of its series - Calvert Arizona Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund and the First Variable Rate Fund for Government Income is seeking your approval of a merger of the shares of its series, Calvert Florida Municipal Intermediate Fund (hereafter, together the "State Municipal Funds"), into Calvert National Municipal Intermediate Fund, another series of the Calvert Municipal Fund, Inc. (hereafter, the "National Municipal Fund").

Q.     What are the effects of this merger?

A. The merger will affect the State Municipal Funds in that all of the assets of the State Municipal Funds will be transferred to the National Municipal Fund. In turn, you will receive shares of the National Municipal Fund.

       Through the merger, the surviving National Municipal Fund is expected to allow the assets of the State Municipal Funds to be more efficiently managed so as to reduce expenses and enhance returns while continuing to be managed under similar investment objectives and policies.

Q.     Is there a change in the management of these funds?

A. No. Calvert Asset Management Company, Inc. will continue to manage the portfolio of the National Municipal Fund just as it has managed the State Municipal Funds to date.

Q. Are there differences in the investment objective of the funds being merged?

A. The State Municipal Funds' investment objective is to earn the highest level of interest income exempt from federal and specific state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of each Fund whereas the National Municipal Fund's investment objective is to seek to earn the highest level of interest income exempt from federal income taxes.

       Accordingly, the main difference between the investment objectives of the Funds is that the National Municipal Fund's goal is to seek interest income exempt from only federal income tax so that distributions of the combined National Municipal Fund will not be exempt from state-specific income tax.

Q. How do the expense structures and fees of the funds compare? Is there a benefit to me?

A.     The Boards expect that the merger will allow the National
       Municipal Fund to achieve certain limited economies of scale from the combined asset size of the Funds and the potentially lower operating expenses even though the same expense structure and fees are in effect for each of the Funds.

Q. What will be the name of the surviving fund after the mergers are complete?

A. The Calvert National Municipal Intermediate Fund will be the fund to survive the merger.

Q.     What will be the size of the surviving fund after the merger?

A. If the proposal presented in the proxy statement is approved, the combined National Municipal Fund is expected to have approximately [$_] million in assets.

Q.     What are the federal tax implications of the merger?

A. The merger will not be a taxable event (i.e., no gain or loss will be recognized) to any Funds or to you as a shareholder of any of the Funds.

Q. What if there are not enough votes to reach a quorum by the scheduled special shareholder meeting date?

A. If enough shareholders do not vote, we will need to take further action. We may contact you by mail, telephone, facsimile, or by personal interview. Therefore, we encourage you to vote as soon as you review the enclosed proxy materials in order to avoid additional mailings, telephone calls or other solicitations.

Q. If the proposal is not approved for a Fund, will Calvert propose liquidating that Fund?

A. If the proposal to merge a Fund is not approved, the Board will consider other options such as liquidating that Fund.

Q. How will you determine the number of shares of the National Municipal Fund that I will receive?

A. The Closing Date is March 30, 1998. As of 4:00 p.m. Eastern Time on the Closing Date, you will receive that number of full and fractional National Municipal Fund shares equal in value to the shares you hold in any of the State Municipal Funds on that date.

Q. What impact will the merger have on the share price of Calvert National Municipal Intermediate Fund?

A. The net asset value per share of the National Municipal Fund will not be changed by the merger.

Q.     Who is paying for expenses related to the shareholders meeting?

A. Each of the State Municipal Funds will pay a pro rata share for those expenses relating to the shareholder meeting.

Q. How do the directors of the State Municipal Funds suggest that I vote?

A. After careful consideration, the directors of the State Municipal Funds unanimously recommend that you vote "FOR" the item proposed on the enclosed proxy card.

Q.     What are my other investment alternatives?

A. Additional equity funds are available through Calvert Group by calling (800) 368-2748 for more information.

Q.     How do I vote my shares?

A. You can vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage paid envelope. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call us at (800) 368-2745.

Q.     Will my vote make a difference?

A. Your vote is needed to ensure that the proposals can be acted upon. Your immediate response on the enclosed proxy card will help save on the costs of any further solicitations for a shareholder vote. We encourage all shareholders to participate in the governance of the State Municipal Funds.

Q.     How will this affect my account?

A. You can expect the same level of management expertise and high-quality shareholder service you've grown accustomed to.

Q.     How do I sign the proxy card?

A. Voting instruction forms must be executed properly. When forms are not signed as required by law, you and the Fund must undertake the time and expense to take steps to validate your vote. The following guide was prepared to help you choose the proper format for signing your form:

              1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the voting instruction form.

              2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

              3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the voting instruction form. For example:

         REGISTRATION                            VALID SIGNATURE

         A.
         1)    Save the Earth Corp.              Jane Q. Nature, Treasurer

         2)    Save the Earth Corp.              Jane Q. Nature, Treasurer
                 c/o Jane Q. Nature, Treasurer

         B.
         1)    Save the Earth Corp.              Jon B. Goodhealth, Trustee
                Profit Sharing Plan

         2)    Save the Earth Trust              Jon B. Goodhealth, Trustee

         3)    Jon B. Goodhealth, Trustee        Jon B. Goodhealth, Trustee
                 u/t/d 5/1/78

         C.
         1)     David Smith, Cust.                        David Smith
                       f/b/o Jason Smith UGMA


    Voting by mail is quick and easy. Everything you need is enclosed.

                 PROSPECTUS AND PROXY STATEMENT - [DATE]

                     Acquisition of the assets of the
               Calvert Arizona Municipal Intermediate Fund,
               Calvert Florida Municipal Intermediate Fund,
               Calvert Michigan Municipal Intermediate Fund,
             Calvert New York Municipal Intermediate Fund and
             Calvert Pennsylvania Municipal Intermediate Fund
      By and in exchange for shares of the Calvert National Municipal
                             Intermediate Fund
     4550 Montgomery Avenue, Bethesda, Maryland 20814 - (800) 368-2745


This Prospectus and Proxy Statement relates to the proposed transfer of all the assets and the assumption of all liabilities of the Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund (together, the "State Municipal Funds") to the Calvert National Municipal Intermediate Fund ("National Municipal Fund") (collectively, "the Funds") in exchange for shares of National Municipal Fund. Following the transfer, National Municipal Fund shares will be distributed to shareholders of the State Municipal Funds in liquidation of the State Municipal Funds, and the State Municipal Funds will be dissolved. As a result of the proposed transaction, each shareholder of the State Municipal Funds will receive that number of National Municipal Fund shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the State Municipal Funds. The transaction will occur for each State Municipal Fund if shareholders vote in favor of the proposed transfer.

National Municipal Fund is a series of the Calvert Municipal Fund, Inc. which is an open-end management investment company. The net assets of National Municipal Fund were [$___] as of February 11, 1998. Its investment objective is to seek to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the stated quality and maturity characteristics.

Each State Municipal Fund (with the exception of the Calvert Florida Municipal Intermediate Fund) is a series of the Calvert Municipal Fund,
Inc. while the Calvert Florida Municipal Intermediate Fund is a series of First Variable Rate Fund for Government Income, which also is an open-end management investment company, (together, "Calvert"). As of
[RECORD  DATE],   assets  of  the  Funds  were  [$_____]  for  the  Arizona
Municipal Fund, [$_____] for the Florida Municipal Fund, [$_____] for the Michigan Municipal Fund, [$_____] for the New York Municipal Fund and [$_____]for the Pennsylvania Municipal Fund. The State Municipal Funds' have the same investment objective of the National Municipal Fund to the extent that they all seek interest income exempt from federal income tax; however, the National Municipal Fund will not seek, and its distributions will not be, exempt from specific state income taxes.

The National Municipal Fund and the State Municipal Funds each have a 2.75% maximum sales charge. The sales charge is added to the purchase price of shares, but will not be applied to shares issued in the reorganization (see "Purchase Procedures"). Each of the Funds has a distribution plan that permits it to pay certain expenses associated with the distribution of its shares. Calvert Asset Management Company, Inc. ("Advisor") is the investment advisor for the National Municipal Fund and the State Municipal Funds.

This Prospectus and Proxy Statement is expected to be mailed to shareholders of record on or about February 20, 1998.

This Prospectus and Proxy Statement, which should be retained for future reference, sets forth concisely the information about National Municipal Fund that a prospective investor should know before investing. This Prospectus and Proxy Statement is accompanied by the Prospectus of the National Municipal Fund dated April 30, 1997, (insofar as it relates to the National Municipal Fund) and is incorporated herein by reference. A Statement of Additional Information dated April 30, 1997, containing additional information, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus and Proxy Statement. A copy of the Statement of Additional Information may be obtained without charge by writing the Funds at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling (800) 368-2748.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SHARES OFFERED BY THIS PROSPECTUS AND PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUNDS, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.


                             TABLE OF CONTENTS
                                                                    PAGE
                Summary                                              __
                Reasons for the Reorganization                       __
                Expense Comparisons                                  __
                Financial Highlights                                 __
                Comparison of Investment Policies                    __
                Information about the Reorganization                 __
                Comparative Information on
                   Shareholder Rights                                __
                Information about the Funds                          __
                Voting Information                                   __
                Adjournment                                          __
                Exhibit A - Agreement and Plan
                   of Reorganization                                 __

---------------------------------------------------------------------------
                                  SUMMARY
 ...........................................................................

Reasons for the Reorganization. The Boards of Trustees/Directors of the Calvert Municipal Fund, Inc. and the First Variable Rate Fund for Government Income (both Boards' members are collectively referred to as the "Directors") believe that the proposed Reorganization would be in the best interests of the shareholders of the State Municipal Funds in considering various issues connected with the small size of the portfolios for each of the State Municipal Funds. By combining the Funds, the assets of the State Municipal Funds could be more efficiently managed so as to reduce expenses and enhance returns. Accordingly, it has been determined that it would be beneficial to the State Municipal Funds' shareholders to combine into a larger municipal fund portfolio with relatively similar investment objectives and policies. The National Municipal Fund has [#] times the net assets of each individual State Municipal Fund. On February 11, 1998, the National Municipal Fund had net assets of $____ compared to the net assets of $____ for the Arizona Municipal Fund, $____ for the Florida Municipal Fund, $____ for the Michigan Municipal Fund, $____ for the New York Municipal Fund and $____ for the Pennsylvania Municipal Fund on that date.

To this end, the Directors recommend that shareholders of each State Municipal Fund approve the proposed merger of their Fund into the National Municipal Fund because all portfolios invest solely in municipal obligations and are managed by the same portfolio manager. The National Municipal Fund hopes to preserve the assets of the State Municipal Funds while improving the economies of scale of each portfolio. See "Expense Comparisons" below.

In determining whether to recommend approval of the Reorganization to shareholders of the State Municipal Funds, the Directors considered a number of factors, including, but not limited to: (i) the capabilities and resources of the National Municipal Fund, the Advisor and other service providers in the areas of investment, marketing, and shareholder services; (ii) the expenses and advisory fees applicable to the State Municipal Funds and the National Municipal Fund before the Reorganization and the estimated expense ratios of the National Municipal Fund after the Reorganization; (iii) the comparative investment performance of each State Municipal Fund and the National Municipal Fund; (iv) the terms and conditions of the Agreement and whether the Reorganization would result in dilution of a State Municipal Fund's shareholder interests; (v) the economies of scale potentially realizable through the combination of the Funds; (vi) the identical service features available to shareholders of the Funds; (vii) the costs estimated to be incurred to complete the Reorganization; (viii) the future growth prospects of the State Municipal Funds; and (ix) the anticipated tax consequences of the Reorganization.

In this regard, the Directors reviewed information provided by the Advisor relating to the anticipated impact to the shareholders of the State Municipal Funds as a result of the Reorganization. The Directors considered the probability that the increase in asset levels of the combined fund after the Reorganization is expected to result in reduced per share expenses and achievement of economies of scale, although there can, of course, be no assurances in this regard. Combining the net assets of the State Municipal Funds with the assets of the National Municipal Fund should lead to a modest reduction at first of total operating expenses for shareholders of the State Municipal Funds on a per share basis, by allowing fixed and relatively fixed costs, such as accounting, legal and printing expenses, and service fees to be spread over a larger asset base. Management anticipates that the reorganization would have a de minimis yet similarly beneficial effect upon current shareholders of the National Municipal Fund.

In evaluating the benefits of the proposed transaction, the Directors also considered the effect of the loss of a portion of the capital loss carryforwards that might be available to each of the State Municipal
Funds. Management has determined that the benefits of the proposed reorganization outweigh the uncertain potential detriment resulting from possible constraints in the use of capital loss carryforwards. See "Information about the Reorganization."
 ...........................................................................

Proposed Transaction. The Directors have authorized the Funds to enter into an Agreement and Plan of Reorganization (the "Agreement" or "Plan") providing for the transfer of all the assets and liabilities of the State Municipal Funds to National Municipal Fund in exchange for like shares of National Municipal Fund. Following the transfer, National Municipal Fund shares will be distributed to the respective shareholders of the State Municipal Funds in liquidation of each of the State Municipal Funds, and each of the State Municipal Funds will be dissolved. As a result of the proposed transaction, each shareholder of the State Municipal Funds will receive that number of full and fractional National Municipal Fund shares equal in value at the date of the exchange to the value of such shareholder's shares of the respective State Municipal Fund. For the reasons stated above, the Directors, including the independent Directors, have concluded that the reorganization would be in the best interests of the shareholders of the State Municipal Funds and recommend shareholder approval.
 ...........................................................................

Tax Consequences. The Plan is conditioned upon receipt by the State Municipal Funds of an opinion of counsel that no gain or loss will be recognized by the State Municipal Funds or the State Municipal Funds' shareholders as a result of the reorganization. The tax basis of National Municipal Fund shares received by a shareholder will be the same as the tax basis of the shareholder's State Municipal Fund shares. In addition, the tax basis of the State Municipal Funds' assets in the hands of
National Municipal Fund as a result of the reorganization will be the same as the tax basis of such assets in the hands of the State Municipal Funds prior to the reorganization. See "Information about the Reorganization."
 ...........................................................................

Investment  Policies.  Shareholders  should  consider  the  differences  in
investment   policies  between  the  State  Municipal  Funds  and  National
Municipal Fund. While all of the Funds seek the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the stated quality
and  maturity   characteristics,   the  State  Municipal  Funds  also  seek
interest income exempt from specific state income taxes. Thus, the focus of each investment portfolio and the portfolio composition of each Fund is different, and in fact, the resulting tax treatment may differ based upon the extent that interest dividends are no longer solely derived from earnings attributable to municipal obligations of a particular state.
 ...........................................................................

Purchases. Shares of the State Municipal Funds and National Municipal Fund are sold on a continuous basis at net asset value plus the appropriate sales charge which is subject to reduction by right of accumulation, group purchase, and letter of intent. Employee purchases and certain plans qualified under the of the Internal Revenue Code of 1986, as amended (the "Code") may purchase shares with no sales charge, and all Fund shareholders may reinvest dividends without paying a sales charge. Shares issued in the reorganization will not be assessed any sales charge.
 ...........................................................................

Sales Charges. The Funds' shares are offered at net asset value plus a front-end sales charge as follows:

Amount of                   As a % of     As a % of          Allowed to Dealers
Investment                  offering      net amount         as a % of offering
                            price         invested           price

Less than $50,000           2.75%            2.83%                 2.25%
$50,000 but less
than $100,000               2.25%            2.30%                 1.75%
$100,000 but less
than $250,000               1.75%            1.78%                 1.25%
$250,000 but less
than $500,000               1.25%            1.27%                 0.95%
$500,000 but less
than $1,000,000             1.00%            1.01%                 0.80%
$1,000,000 and over         0.00%            0.00%                 0.10%*

* Calvert Distributors, Inc. ("CDI") reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares form the Fund within twelve months of the time of purchase.

The minimum initial investment in each fund is $2,000 and the minimum subsequent investment is $250 (except in the case of certain retirement plans).
 ...........................................................................

Exchange Privileges. Shareholders of the State Municipal Funds and
National Municipal Fund may exchange Fund shares for shares of a variety of other Calvert Group Funds. Each such exchange represents a sale of
Fund shares, which may produce a gain or loss for tax purposes. There is no additional charge for exchanges. Calvert Group discourages frequent exchanges and may prohibit additional purchases of shares by persons who have previously been advised that their frequent use of the exchange privilege is inconsistent with the orderly management of the investment portfolio. The State Municipal Funds and National Municipal Fund reserve the right to modify or eliminate this exchange privilege with 60 days' written notice.
 ...........................................................................

Distribution Procedures. The State Municipal Funds and National Municipal Fund distribute dividends monthly and pay out their net realized capital gains (if any) once each year. Shareholders of the Funds may reinvest distributions. Your existing election in the State Municipal Funds with respect to dividends and/or capital gains will be continued with respect to the shares of National Municipal Fund you acquire in connection with the reorganization unless you notify the Fund of a new election.
 ...........................................................................

Redemption Procedures. At any time and in any amount, shares of the State Municipal Funds and National Municipal Fund may be redeemed by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. This letter of instruction must be signed by all required authorized signers. Further documentation may be required from corporations, fiduciaries, pension plans and institutional investors.

Shares may also be redeemed by telephone or through brokers. The Funds impose a charge of $5 for wire transfers of less than $1,000. The Funds may, after 30 days' notice, close accounts if, due to redemptions, the account falls below $1,000 and the balance is not brought up to the required minimum amount.

---------------------------------------------------------------------------
                            EXPENSE COMPARISONS
 ...........................................................................

                                       National                  Arizona
                                       Municipal Fund            Municipal Fund
A.  Shareholder Transaction Costs
    Maximum Sales Charge on
    Purchases                          2.75%                        2.75%
    (as a percentage of offering
    price)
    Contingent Deferred Sales Charge   None                          None

B.  Annual Fund Operating Expenses -
    Fiscal Year 1997 (unaudited)
    (as a percentage of average net
    assets)
    Management Fees                    0.70%                        0.70%
    Rule 12b -1 Service and
    Distribution Fees                  0.00%                        0.00%
    Other Expenses                     0.27%                        0.53%
    Total Fund Operating Expenses*     0.97%                        1.23%

* Net Fund Operating Expenses after reduction for fees paid indirectly were:
             National 0.94%, Arizona 1.01%

                                         Florida                 Michigan
                                         Municipal Fund          Municipal Fund
A.  Shareholder Transaction Costs
    Maximum Sales Charge on Purchases        2.75%                 2.75%
    (as a percentage of offering price)
    Contingent Deferred Sales Charge         None                  None

B.  Annual Fund Operating
    Expenses  - Fiscal Year 1997 (unaudited)
    (as a percentage of average net
    assets)
    Management Fees                          0.70%                 0.70%
    Rule 12b -1 Service and
    Distribution Fees                        0.00%                 0.00%
    Other Expenses                           0.20 %                0.30%
    Total Fund Operating Expenses*           0.90%                 1.00%

* Net Fund Operating Expenses after reduction for fees paid indirectly were:
             Florida 0.79%, Michigan 0.91%


                                          New York          Pennsylvania
                                          Municipal Fund    Municipal Fund
A.  Shareholder Transaction Costs
    Maximum Sales Charge on Purchases     2.75%             2.75%
    (as a percentage of offering price)
    Contingent Deferred Sales Charge
                                          None              None

B.  Annual Fund Operating Expenses  -
    Fiscal Year 1997 (unaudited)
    (as a percentage of average net
    assets)
    Management Fees                       0.70%             0.70%
    Rule 12b -1 Service and Distribution
    Fees                                  0.00%             0.00%
    Other Expenses                        0.35%             0.38%
    Total Fund Operating Expenses*        1.05%             1.08%

* Net Fund Operating Expenses after reduction for fees paid indirectly were:
             New York 0.94%, Pennsylvania 0.90%

                                             PRO FORMA
A.  Shareholder Transaction Costs
    Maximum Sales Charge on Purchases         2.75%
   (as a percentage of offering price)
    Contingent Deferred Sales Charge
                                              None

B.  Annual Fund Operating Expenses  -
    Fiscal Year 1997 (unaudited)
    (as a percentage of average net assets)
    Management Fees                           0.70%
    Rule 12b -1 Service and Distribution
    Fees                                      0.00%
    Other Expenses                            0.29%
    Total Fund Operating Expenses             0.99%

C. Example: You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each period; and
(3) payment of maximum initial sales charge at time of purchase:

Fund (unaudited)          1 Year   3 Years    5 Years     10 Years

National Municipal Fund    $37      $58        $80          $143

Arizona Municipal Fund     $40      $65        $93          $172

Florida Municipal Fund     $36      $55        $76          $135

Michigan Municipal Fund    $37      $58        $81          $147

New York Municipal Fund    $38     $60         $84          $152

Pennsylvania Municipal     $38     $61         $85          $156
Fund

PRO FORMA                  $37     $58         $81          $145

The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Funds may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of your Fund.
 ...........................................................................

B. Annual Fund Operating Expenses. Management Fees are paid by the Funds to Calvert Asset Management Company, Inc. for managing the investments and business affairs of each Fund and paid to Calvert Administrative Services Company, Inc. The Funds will incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the share price and are not charged directly to individual shareholder accounts.

The Funds' Rule 12b-1 fees include an asset-based sales charge. Thus, it is possible that long-term shareholders in the Funds may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Funds.

Each Fund has adopted a Distribution Plan, which provides for payments, which are limited to an annual rate of 0.15% for each Fund's first five years of operation (and 0.25% thereafter) of the average daily net asset value of Fund shares, to pay expenses associated with the distribution and servicing of Fund shares. Amounts paid by the Funds to CDI under the Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the 1997 fiscal period, the Funds paid no Distribution Plan expenses.

---------------------------------------------------------------------------
                           FINANCIAL HIGHLIGHTS
 ...........................................................................

The following table provides information about the Funds' financial history. It expresses the information in terms of a single share outstanding throughout the period. The table has been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report on the period from the Funds' commencement of operations through December 31, 1997, is included in the Annual Report to Shareholders for each of the respective periods presented. The table should be read in conjunction with the financial statements and their related notes. The Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.

National Municipal Shares
Year Ended December 31,                           1997 (unaudited)


 Net asset value, beginning                           $10.56
 Income from investment operations
    Net investment income                             .50
    Net realized and unrealized gain (loss)           .23
                   Total from investment operations   .73
 Distributions from
    Net investment income                             (.50)
                   Total distributions                (.50)
 Total increase (decrease) in net asset value          .23
 Net asset value, ending                              $10.79

 Total return <F6>                                      7.11%
 Ratios to average net assets:
    Net investment income                             4.71%
         Total expenses <F7>                           .97%
    Net expenses                                      .94%
    Expenses reimbursed                                -
 Portfolio turnover                                   29%
 Net assets, ending (in thousands)                    $48,933
 Number of shares outstanding,
    ending (in thousands)                               4,535

<F6>Total return does not reflect deduction of front-end sales charge.
<F7>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



National Municipal Shares
Year Ended December 31,                           1996

Net asset value, beginning                       $10.62
Income from investment operations
     Net investment income                       .50
     Net realized and unrealized gain (loss)
         on investments                          (.06)
         Total from investment operations         .44

Distributions from
     Net investment income                       (.50)
     Net realized gains                          --
         Total distributions                     (.50)

Total increase (decrease) in net asset value     (.06)

Net asset value, ending                          $10.56

Total return<F6>                                4.32%

Ratio to average net assets
     Net investment income                       4.83%
     Total expenses<F7>                          1.04%
     Net expenses                                1.01%
     Expenses reimbursed                         --

Portfolio turnover                               23%

Net assets, ending (in thousands)                $45,612

Number of shares outstanding,
ending (in thousands)                            4,319

<F6>Total return does not reflect deduction of front-end sales charge.
<F7>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



National Municipal Shares
Year Ended December 31,                          1995                1994

Net asset value, beginning                       $9.81               $10.42
Income from investment operations
     Net investment income                       .51                 .50
     Net realized and unrealized gain (loss)
         on investments                          .80                 (.62)
         Total from investment operations        1.31                (.12)

Distributions from
     Net investment income                       (.50)               (.49)
     Net realized gains                          --                  --
         Total distributions                     (.50)               (.49)

Total increase (decrease) in net asset value     .81                 (.61)

Net asset value, ending                          $10.62              $9.81

Total return<F8>                                 13.64%              (1.18%)

Ratio to average net assets
     Net investment income                       4.97%               4.88%
     Total expenses<F9>                          .96%                --
     Net expenses                                .94%                .69%
     Expenses reimbursed                         --                  .32%

Portfolio turnover                               57%                 122%

Net assets, ending (in thousands)                $40,146             $36,159

Number of shares outstanding,
ending (in thousands)                            3,780               3,686

<F8>Total return does not reflect deduction of front-end sales charge.
<F9>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                                  From Inception
                                                 Year Ended     (Sept. 30, 1992)
                                                 December 31,   through Dec. 31,
National Municipal Shares                        1993                1992
Net asset value, beginning                       $10.01              $10.00
Income from investment operations
     Net investment income                       .48                 .13
     Net realized and unrealized gain (loss)
         on investments                          .45                 .01
         Total from investment operations        .93                 .14

Distributions from
     Net investment income                       (.48)               (.13)
     Net realized gains                          (.04)               --
         Total distributions                     (.52)               (.13)

Total increase (decrease) in net asset value     .41                 .01

Net asset value, ending                          $10.42              $10.01

Total return<F10>                                9.47%               5.40%

Ratio to average net assets
     Net investment income                       5.01%               5.36%(a)
     Total expenses<F11>                         --                  --
     Net expenses                                .10%                --
     Expenses reimbursed                         .45%                4.34%(a)

Portfolio turnover                               162%                12%

Net assets, ending (in thousands)                $37,467             $1,542

Number of shares outstanding,
ending (in thousands)                            3,596               154

(a) Annualized

<F10>Total return does not reflect deduction of front-end sales charge.
<F11>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Arizona Shares
Year Ended December 31,                          1997 (unaudited)




Net asset value, beginning                           $5.03
Income from investment operations
   Net investment income                             .19
   Net realized and unrealized gain (loss)  .        .11
                  Total from investment operations   .30
Distributions from
   Net investment income                             (.20)
Total increase (decrease) in net asset value          .10
Net asset value, ending                              $5.13

Total return <F18>                                   6.04%
Ratios to average net assets:
   Net investment income                             3.86%
   Total expenses <F19>                              1.23%
   Net expenses                                      1.01%
   Expenses reimbursed                               -
Portfolio turnover                                   18%
Net assets, ending (in thousands)                    $2,704
Number of shares outstanding,
   ending (in thousands)                                528

<F18>Total return does not reflect deduction of front-end sales charge.
<F19>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio o net expenses.


Arizona Shares


Net asset value, ending                          $5.03

Total return<F18>                                3.17%

Ratio to average net assets
     Net investment income                       3.96%
     Total expenses<F19>                         1.31%
     Net expenses                                1.00%
     Expenses reimbursed                         .06%

Portfolio turnover                               18%

Net assets, ending (in thousands)                $2,635

Number of shares outstanding,
ending (in thousands)                            524

<F18>Total return does not reflect deduction of front-end sales charge.
<F19>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Arizona Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.71               $5.00
Income from investment operations
     Net investment income                       .22                 .19
     Net realized and unrealized gain (loss)
         on investments                          .36                 (.29)
         Total from investment operations        .58                 (.10)

Distributions from
     Net investment income                       (.22)               (.19)

Total increase (decrease) in net asset value     .36                 (.29)

Net asset value, ending                          $5.07               $4.71

Total return<F20>                                12.44%              (1.84%)

Ratio to average net assets
     Net investment income                       4.43%               4.13%
     Total expenses<F21>                         .53%                --
     Net expenses                                .41%                .38%
     Expenses reimbursed                         .54%                .97%

Portfolio turnover                               10%                 22%

Net assets, ending (in thousands)                $2,045              $2,004

Number of shares outstanding,
ending (in thousands)                            403                 426

<F20>Total return does not reflect deduction of front-end sales charge.
<F21>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



Florida Shares
Year Ended December 31,                              1997 (unaudited)

Net asset value, beginning                           $5.02
Income from investment operations
   Net investment income                             .21
   Net realized and unrealized gain (loss)           .14
                  Total from investment operations   .35
Distributions from
   Net investment income                             (.22)
Total increase (decrease) in net asset value          .13
Net asset value, ending                              $5.15

Total return <F22>                                    7.06%
Ratios to average net assets:
   Net investment income                             4.31%
   Total expenses <F23>                               .90%
   Net expenses                                      .79%
   Expenses reimbursed                               -
Portfolio turnover                                   4%
Net assets, ending (in thousands)                    $7,799
Number of shares outstanding,
   ending (in thousands)                             1,514


<F22>Total return does not reflect deduction of front-end sales charge.
<F23>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



Florida Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.06
Income from investment operations
     Net investment income                       .21
     Net realized and unrealized gain (loss)
         on investments                          (.04)
         Total from investment operations        .17

Distributions from
     Net investment income                       (.21)

Total increase (decrease) in net asset value     (.04)

Net asset value, ending                          $5.02

Total return<F22>                                3.53%
Ratio to average net assets
     Net investment income                       4.28%
     Total expenses<F23>                         .94%
     Net expenses                                .81%
     Expenses reimbursed                         .01%

Portfolio turnover                               19%

Net assets, ending (in thousands)                $5,516

Number of shares outstanding,
ending (in thousands)                            1,098

<F22>Total return does not reflect deduction of front-end sales charge.
<F23>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Florida Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.67               $5.00
Income from investment operations
     Net investment income                       .24                 .21
     Net realized and unrealized gain (loss)
         on investments                          .38                 (.33)
         Total from investment operations        .62                 (.12)

Distributions from
     Net investment income                       (.23)               (.21)

Total increase (decrease) in net asset value     .39                 (.33)

Net asset value, ending                          $5.06               $4.67

Total return<F24>                                13.48%              (2.44%)

Ratio to average net assets
     Net investment income                       4.73%               4.64%
     Total expenses<F25>                         .43%                --
     Net expenses                                .35%                .21%
     Expenses reimbursed                         .43%                .80%

Portfolio turnover                               44%                 93%

Net assets, ending (in thousands)                $3,892              $3,387

Number of shares outstanding,
ending (in thousands)                            769                 725

<F24>Total return does not reflect deduction of front-end sales charge.
<F25>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Michigan Shares
Year Ended December 31,                             1997 (unaudited)

Net asset value, beginning                           $5.10
Income from investment operations
   Net investment income                             .23
   Net realized and unrealized gain (loss)           .14
                  Total from investment operations   .37
Distributions from
   Net investment income                             (.23)
Total increase (decrease) in net asset value         (.14)
Net asset value, ending                              $5.24

Total return <F32>                                    7.41%
Ratios to average net assets:
   Net investment income                             4.44%
   Total expenses <F33>                              1.00%
   Net expenses                                      .91%
   Expenses reimbursed                                -
Portfolio turnover                                   16%
Net assets, ending (in thousands)                    $5,207
Number of shares outstanding,
   ending (in thousands)                             994



<F32>Total return does not reflect deduction of front-end sales charge.
<F33>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Michigan Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.12
Income from investment operations
     Net investment income                       .22
     Net realized and unrealized gain (loss)
         on investments                          (.01)
         Total from investment operations        .21

Distributions from
     Net investment income                       (.23)

Total increase (decrease) in net asset value     (.02)

Net asset value, ending                          $5.10

Total return<F32>                                4.19%

Ratio to average net assets
     Net investment income                       4.37%
     Total expenses<F33>                         1.02%
     Net expenses                                .93%
     Expenses reimbursed                         .02%

Portfolio turnover                               18%

Net assets, ending (in thousands)                $5,804

Number of shares outstanding,
ending (in thousands)                            1,137

<F32>Total return does not reflect deduction of front-end sales charge.
<F33>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Michigan Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.74               $5.09
Income from investment operations
     Net investment income                       .24                 .23
     Net realized and unrealized gain (loss)
         on investments                          .37                 (.35)
         Total from investment operations        .61                 (.12)

Distributions from
     Net investment income                       (.23)               (.23)

Total increase (decrease) in net asset value     .38                 (.35)

Net asset value, ending                          $5.12               $4.74

Total return<F34>                                13.08%              (2.42%)

Ratio to average net assets
     Net investment income                       4.76%               4.76%
     Total expenses<F35>                         .52%                --
     Net expenses                                .48%                .18%
     Expenses reimbursed                         .39%                .84%

Portfolio turnover                               22%                 65%

Net assets, ending (in thousands)                $4,556              $5,255

Number of shares outstanding,
ending (in thousands)                            890                 1,109

<F34>Total return does not reflect deduction of front-end sales charge.
<F35>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                 From Inception
                                                 (October 1, 1993)
Michigan Shares                                  through Dec. 31, 1993
Net asset value, beginning                       $5.00
Income from investment operations
     Net investment income                       .04
     Net realized and unrealized gain (loss)
         on investments                          .09
         Total from investment operations        .13

Distributions from
     Net investment income                       (.04)

Total increase (decrease) in net asset value     .09

Net asset value, ending                          $5.09

Total return<F36>                                10.28%

Ratio to average net assets
     Net investment income                       4.27%(a)
     Total expenses<F37>                         --
     Net expenses                                --
     Expenses reimbursed                         .89%(a)

Portfolio turnover                               --

Net assets, ending (in thousands)                $4,287

Number of shares outstanding,
ending (in thousands)                            842

(a) Annualized

<F36>Total return does not reflect deduction of front-end sales charge.
<F37>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


New York Shares
Year Ended December 31,                              1997 (unaudited)

Net asset value, beginning                           $5.09
Income from investment operations
   Net investment income                             .22
   Net realized and unrealized gain (loss)           .14
                  Total from investment operations   .36
Distributions from
   Net investment income                             (.22)
Total increase (decrease) in net asset value          .14
Net asset value, ending                              $5.23

Total return <F38>                                    7.31%
Ratios to average net assets:
   Net investment income                             4.35%
   Total expenses <F39>                              1.05%
   Net expenses                                      .94%
   Expenses reimbursed                               -
Portfolio turnover                                   10%
Net assets, ending (in thousands)                    $7,059
Number of shares outstanding,
   ending (in thousands)                             1,349


<F38>Total return does not reflect deduction of front-end sales charge.
<F39>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


New York Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.12
Income from investment operations
     Net investment income                       .21
     Net realized and unrealized gain (loss)
         on investments                          (.02)
         Total from investment operations        .19

Distributions from
     Net investment income                       (.22)
     Net realized gain                           --
         Total distributions                     (.22)

Total increase (decrease) in net asset value     (.03)

Net asset value, ending                          $5.09

Total return<F38>                                3.79%

Ratio to average net assets
     Net investment income                       4.20%
     Total expenses<F39>                         1.13%
     Net expenses                                .98%
     Expenses reimbursed                         .03%

Portfolio turnover                               19%

Net assets, ending (in thousands)                $6,218

Number of shares outstanding,
ending (in thousands)                            1,222

<F38>Total return does not reflect deduction of front-end sales charge.
<F39>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


New York Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.71               $5.05
Income from investment operations
     Net investment income                       .22                 .23
     Net realized and unrealized gain (loss)
         on investments                          .41                 (.34)
         Total from investment operations        .63                 (.11)

Distributions from
     Net investment income                       (.22)               (.23)

Total increase (decrease) in net asset value     .41                 (.34)

Net asset value, ending                          $5.12               $4.71

Total return<F40>                                13.72%              (2.26%)

Ratio to average net assets
     Net investment income                       4.47%               4.77%
     Total expenses<F41>                         .58%                --
     Net expenses                                .50%                .18%
     Expenses reimbursed                         .49%                1.13%

Portfolio turnover                               13%                 56%

Net assets, ending (in thousands)                $3,573              $2,648

Number of shares outstanding,
ending (in thousands)                            698                 562

<F40>Total return does not reflect deduction of front-end sales charge.
<F41>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                 From Inception
                                                 (October 1, 1993)
New York Shares                                  through Dec. 31, 1993
Net asset value, beginning                       $5.00
Income from investment operations
     Net investment income                       .04
     Net realized and unrealized gain (loss)
         on investments                          .05
         Total from investment operations        .09

Distributions from
     Net investment income                       (.04)

Total increase (decrease) in net asset value     .05

Net asset value, ending                          $5.05

Total return<F42>                                7.22%

Ratio to average net assets
     Net investment income                       3.81%(a)
     Total expenses<F43>                         --
     Net expenses                                --
     Expenses reimbursed                         2.00%(a)

Portfolio turnover                               --

Net assets, ending (in thousands)                $2,236

Number of shares outstanding,
ending (in thousands)                            433

(a) Annualized

<F42>Total return does not reflect deduction of front-end sales charge.
<F43>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Pennsylvania Shares
Year Ended December 31,                              1997 (unaudited)

Net asset value, beginning                           $5.08
Income from investment operations
   Net investment income                             .23
   Net realized and unrealized gain (loss)           .13
Total from investment operations                     .36
Distributions from
   Net investment income                             (.22)
Total increase (decrease) in net asset value          .14
Net asset value, ending                              $5.22

Total return <F44>                                    7.24%
Ratios to average net assets:
   Net investment income                             4.50%
   Total expenses <F45>                              1.08%
   Net expenses                                      .90%
   Expenses reimbursed                                -
Portfolio turnover                                   15%
Net assets, ending (in thousands)                    $5,060
Number of shares outstanding,
   ending (in thousands)                             970

<F44>Total return does not reflect deduction of front-end sales charge.
<F45>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Pennsylvania Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.10
Income from investment operations
     Net investment income                       .21
     Net realized and unrealized gain (loss)
         on investments                          (.02)
         Total from investment operations        .19

Distributions from
     Net investment income                       (.21)

Total increase (decrease) in net asset value     (.02)

Net asset value, ending                          $5.08

Total return<F44>                                3.92%

Ratio to average net assets
     Net investment income                       4.45%
     Total expenses<F45>                         1.11%
     Net expenses                                .93%
     Expenses reimbursed                         .05%

Portfolio turnover                               9%

Net assets, ending (in thousands)                $4,486

Number of shares outstanding,
ending (in thousands)                            883

<F44>Total return does not reflect deduction of front-end sales charge.
<F45>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Pennsylvania Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.71               $5.00
Income from investment operations
     Net investment income                       .25                 .22
     Net realized and unrealized gain (loss)
         on investments                          .37                 (.29)
         Total from investment operations        .62                 (.07)

Distributions from
     Net investment income                       (.23)               (.22)

Total increase (decrease) in net asset value     .39                 (.29)

Net asset value, ending                          $5.10               $4.71

Total return<F46>                                13.51%              (1.29%)

Ratio to average net assets
     Net investment income                       5.10%               4.94%
     Total expenses<F47>                         .49%                --
     Net expenses                                .41%                .26%
     Expenses reimbursed                         .54%                .94%

Portfolio turnover                               17%                 96%

Net assets, ending (in thousands)                $2,522              $1,872

Number of shares outstanding,
ending (in thousands)                            495                 398

<F46>Total return does not reflect deduction of front-end sales charge.
<F47>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

Comparative Performance Information. Total return for the Funds' shares for the periods indicated are as follows:

Total returns with maximum sales charge (average annual total returns) are as follows:

Periods Ended
December 31, 1997                      One Year               Since
Inception

National Municipal Fund                4.15%                   34.96% (9/30/92)
Arizona Municipal Fund                 2.97%                   16.55%(12/31/93)
Florida Municipal Fund                 4.16%                   18.96%(12/31/93)
Michigan Municipal Fund                4.54%                   22.73% (9/30/93)
New York Municipal Fund                4.44%                   22.13% (9/30/93)
Pennsylvania Municipal Fund            4.36%                   20.95% (12/31/93)

Returns without maximum sales charge are as follows:

Periods Ended
December 31, 1997                      One Year              Since
Inception

National Municipal Fund                7.11%                 38.74% (9/30/92)
Arizona Municipal Fund                 6.04%                 19.81% (12/31/93)
Florida Municipal Fund                 7.06%                 22.29%(12/31/93)
Michigan Municipal Fund                7.41%                 26.16% (9/30/93)
New York Municipal Fund                7.31%                 25.54% (9/30/93)
Pennsylvania Municipal Fund            7.24%                 24.33% (12/31/93)

The total return figures shown above include the effect of the maximum sales charge of 2.75%, changes in share price, and reinvestment of dividends and distributions. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders.

---------------------------------------------------------------------------
                     COMPARISON OF INVESTMENT POLICIES
 ...........................................................................

As noted in the "Summary" above, the investment objectives of the Funds are similar. The National Municipal Fund and the State Municipal Funds "seek to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the stated quality and maturity characteristics;" however, the National Municipal Fund will not seek and its distributions will not be, exempt from any state income taxes. The Funds invest in nondiversified portfolios of municipal obligations. Nonetheless, there are certain differences in addition to the differences in state income taxation.

The National Municipal Fund invests at least 65% of its total assets in municipal obligations with interest that, for most investors, is exempt from federal income tax. Municipal obligations in which the National Municipal Fund may invest include, but are not limited to, general obligation bonds and notes of state and local issuers, revenue bonds of various transportation, housing, utilities (i.e., water and sewer), hospital and other state and local government authorities, tax and revenue anticipation notes and bond anticipation notes, municipal leases, and certificates of participation therein, and private activity bonds.

The State Municipal Funds invest in state-specific municipal obligations with interest that, for most investors, is exempt from federal and that state's income tax. Each State Municipal Fund invests at least 65% of its total assets in municipal obligations with interest that is exempt from federal and specific state income tax, including those issued by or on behalf of the state for which the Fund is named and its political subdivisions. Each State Municipal Fund also attempts to invest its remaining assets in these obligations, but may invest its remaining assets in municipal obligations of other states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions.

For liquidity purposes or pending the investment of the proceeds of the sale of its shares, each State Municipal Fund invests in and derives up to 35% of its income from taxable short-term money market type investments whereas the National Municipal Fund is limited in making such temporary investments to 20% of its income.

There is risk inherent in investing primarily in the obligations of any one state, since economic and political changes in the state may affect those obligations whereas the National Municipal Fund, investing in various states, does not expose itself to the risks inherent in investing in a single state.

The fundamental investment restrictions of the Funds are identical except that the State Municipal Funds may not make any loans whereas the National Municipal Fund may make loans through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The National Municipal Fund may not purchase or sell physical commodities except that it may enter into futures contracts and options thereon whereas the State Municipal Funds are not so restricted.

None of the Funds may invest 25% or more of its assets in any particular industry or industries, however, each State Municipal Fund may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will invest in more than 20% of such obligations only during abnormal market conditions. Further, the State Municipal Funds may not invest 25% or more of its assets in the securities of any one issuer.

The nonfundamental investment restrictions of the Funds are identical except that the State Municipal Funds are not restricted as to the following where the National Municipal Funds may not: purchase or sell a futures contract or an option thereon if immediately thereafter, the sum of the amount of initial margin deposits on futures and premiums on such options would exceed 5% of the Fund's net assets; invest in puts or calls on a security, including straddles, spreads, or any combination, if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, exceeds 5% of the Fund's total assets; or purchase securities on margin, except that it may make margin deposits in connection with futures contacts or options on futures.

---------------------------------------------------------------------------
                   INFORMATION ABOUT THE REORGANIZATION
 ...........................................................................

Plan of Reorganization. The proposed Agreement and Plan of Reorganization (the "Agreement" or "Plan") provides that National Municipal Fund will acquire all the assets and substantially all of the liabilities of the State Municipal Funds in exchange for shares of National Municipal Fund on the Closing Date (as defined in Section 2(b) of the Plan). A copy of the Plan is attached as Exhibit A to this Proxy Statement. Discussion of the Plan herein is qualified in its entirety by reference to the Plan in Exhibit A. The number of full and fractional National Municipal Fund shares to be issued to shareholders of the State Municipal Funds will equal the value of the shares of the State Municipal Funds outstanding immediately prior to the reorganization. Portfolio securities of the State Municipal Funds and National Municipal Fund will be valued in accordance with the valuation practices of National Municipal Fund which are described on page 23 of the National Municipal Fund prospectus and on page 9 of its Statement of Additional Information. At the time of the reorganization, National Municipal Fund will assume and pay all of each State Municipal Fund's then current obligations and liabilities. The reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies, sometimes referred to as the "pooling without restatement" method.

As soon as practicable after the Closing Date, the State Municipal Funds will liquidate and distribute pro rata to their shareholders of record as of the close of business on the Closing Date the full and fractional shares of National Municipal Fund at an aggregate net asset value equal to the value of the shareholder's investment in the State Municipal Funds next determined after the effective time of the transaction. This method of valuation is also consistent with interpretations of Rule 22c-1 under the Investment Company Act of 1940 by the Securities and Exchange Commission's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of National Municipal Fund in the name of such State Municipal Funds' shareholders, each representing the respective pro rata number of full and fractional shares of National Municipal Fund due the shareholder.

The consummation of the Plan is subject to the conditions set forth therein. The Plan may be terminated and the reorganization abandoned as to any State Municipal Fund at any time before or after approval by any State Municipal Fund's shareholders, prior to the Closing Date by mutual consent of the respective State Municipal Fund and the National Municipal Fund, or by either if any condition set forth in the Plan has not been fulfilled or is waived by the party entitled to its benefits. In accordance with the Plan, each State Municipal Fund and the National Municipal Fund will be responsible for payment of their pro rata expenses incurred in connection with the reorganization.
 ...........................................................................

Description of National Municipal Fund Shares. Full and fractional shares of National Municipal Fund will be issued to each State Municipal Fund shareholder in accordance with the procedures under the Plan as described above. Each share will be fully paid and nonassessable when issued and transferable without restrictions and will have no preemptive or conversion rights.
 ...........................................................................

Federal Income Tax Consequences. The Plan is a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code. The Plan is conditioned upon the issuance of an opinion by outside counsel to the Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) no gain or loss will be recognized by the State Municipal Funds or National Municipal Fund upon the transfer of the State Municipal Funds assets to, and the assumption of substantially all of its liabilities by, National Municipal Fund in exchange for National Municipal Fund shares (Section 1032(a)); (2) no gain or loss will be recognized by shareholders of a State Municipal Fund upon the exchange of the State Municipal Fund's shares for National Municipal Fund shares (Section 361(a)); (3) the basis and holding period immediately after the reorganization for National Municipal Fund shares received by each State Municipal Fun's shareholders pursuant to the reorganization will be the same as the basis and holding period of the State Municipal Fund's shares held immediately prior to the exchange (Section 354, 356); and (4) the basis and holding period immediately after the reorganization of each State Municipal Fund's assets acquired by National Municipal Fund will be the same as the basis and holding period of such assets of each State Municipal Fund immediately prior to the reorganization (Section 362(b), 1223(2)).

Opinions of counsel are not binding on the Internal Revenue Service or the courts. If the reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable. Shareholders of the State Municipal Funds should consult their tax advisors regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the reorganization, shareholders of the State Municipal Funds should also consult their tax advisors as to the state and local tax consequences, if any, of the reorganization.
 ...........................................................................

Effect of the Reorganization on Capital Loss Carryforwards. The following tables provide comparative information regarding realized capital gains and losses and net unrealized appreciation or depreciation of portfolio securities of National Municipal Fund and the State Municipal Funds as of December 31, 1997, and the capital loss carryforwards as of this same period.


National Municipal Fund
Capital Loss Carryforward   $923,112
Realized Gains (losses)    ($925,397)
Net Unrealized appreciation $3,132,407

Florida Municipal Fund
Capital Loss Carryforward    $166,213
Realized Gains (losses)     ($166,212)
Net Unrealized appreciation  $339,513

New York Municipal Fund
Capital Loss Carryforward    $38,128
Realized Gains (losses)     ($39,663)
Net Unrealized appreciation  $361,960

Arizona Municipal Fund
Capital Loss Carryforward    $27,555
Realized Gains (losses)     ($27,556)
Net Unrealized appreciation  $127,908

Michigan Municipal Fund
Capital Loss Carryforward   $248,396
Realized Gains (losses)    ($248,430)
Net Unrealized appreciation $364,742

Pennsylvania Municipal Fund
Capital Loss Carryforward   $72,750
Realized Gains (losses)    ($78,710)
Net Unrealized appreciation $278,242

If the reorganization does not occur, the respective State Municipal Funds' loss carryforwards should be available to offset any net realized capital gains of the respective State Municipal Funds through 2005. It is anticipated that no distributions of net realized capital gains would be made by the State Municipal Funds until the capital loss carryforwards expire or are offset by net realized capital gains.

If the reorganization is consummated, National Municipal Fund will be constrained in the extent to which it can use the capital loss carryforwards of the respective State Municipal Funds because of limitations imposed by the Code on the occurrence of an ownership change. National Municipal Fund should be able to use in each year a capital loss carryforward in an amount equal to the value of the respective State Municipal Fund's loss carryforward on the date of the reorganization multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service. If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 1998, the amount of capital loss carryforward that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the date of the reorganization, currently anticipated to close on or about March 30, 1998.

The Advisor believes that the anticipated benefits outweigh the uncertain potential detriment resulting from the partial loss of capital loss carryforwards, and the differing consequences of federal and various other income taxation on a distribution received by each shareholder whose tax liabilities (if any) are determined by the net effect of a multitude of considerations that are individual to the shareholder. State Municipal Fund shareholders who need information as to state and local tax consequences, if any, should consult their tax advisors.
 ...........................................................................

Capitalization. The following table shows the capitalization of the Funds as of February 11, 1998, on a pro forma basis as of the date of the proposed acquisition of assets at net asset value:


Net Assets                 Arizona       Florida        Michigan
Net Asset Value Per Share  [$_____]     [$_____]        [$_____]
Shares Outstanding         [#]          [#]             [#]

Net Assets                 New York     Pennsylvania    Pro Forma Combined*
Net Asset Value Per Share  [$_____]     [$_____]        [$_____]
Shares Outstanding         [#]          [#]             [#]

*The Pro Forma combined net assets does not reflect adjustments with respect to distributions prior to the reorganization. Total National Municipal Fund shares issued pro forma to State Municipal Fund shareholders would be [#] for the Arizona Municipal Fund, [#] for the Florida Municipal Fund, [#] for the Michigan Municipal Fund, [#] for the New York Municipal Fund and [#] for the Pennsylvania Municipal Fund. The actual exchange ratio will be determined based on the relative net asset value per share on the acquisition date.

---------------------------------------------------------------------------
               COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS
 ...........................................................................

All of the Funds (with the exception of the Calvert Florida Municipal Intermediate Fund which is a series of First Variable Rate Fund for Government Income, a Massachusetts business trust) are series of the same open-end management investment company that is organized as a Maryland corporation, and as such share a common Articles of Incorporation and Bylaws. There are no significant differences between the Declaration of Trust and the Articles of Incorporation and the Bylaws of the State Municipal Funds. After the merger, the operations of the National Municipal Fund will continue to be governed by the Articles of Incorporation and Bylaws of Calvert as they now exist.



---------------------------------------------------------------------------
                        INFORMATION ABOUT THE FUNDS
 ...........................................................................

Information about the State Municipal Funds and the National Municipal Fund is included in a joint prospectus dated April 30, 1997. Copies of the Prospectus are included with this Prospectus and Proxy Statement and are incorporated by reference into it. Additional information about National Municipal Fund and the State Municipal Funds is included in separate Statements of Additional Information, both dated April 30, 1997, which have been filed with the Securities and Exchange Commission and are incorporated by reference into this Prospectus and Proxy Statement. The audited Annual Reports to Shareholders of each Fund are also incorporated by reference into this proxy statement. Copies of the Statements of Additional Information and Annual Reports may be obtained without charge by writing to the Funds at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 or by calling (800) 368-2748. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), and in accordance therewith, file proxy material, reports and other information with the Securities and Exchange Commission. These reports may be inspected and copied at the Public Reference facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of the material may also be obtained from the Office of Consumer Affairs and Information Services of the Securities and Exchange Commission at prescribed rates. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains reports, other information and proxy statements filed by Calvert on behalf of the Funds, which file such information electronically with Securities and Exchange Commission.

---------------------------------------------------------------------------
                              OTHER BUSINESS
 ...........................................................................

The Directors of the State Municipal Funds do not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

---------------------------------------------------------------------------
                            VOTING INFORMATION
 ...........................................................................

Proxies from the shareholders of the State Municipal Funds are being solicited by the Directors of Calvert for the Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 10:00 a.m. on Friday, March 27, 1998, or at such later time or date made necessary by adjournment. A proxy may be revoked at any time before the meeting or during the meeting by oral or written notice to William M. Tartikoff, Esq., Secretary, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, for approval of the Plan. Abstentions and broker non-votes will be counted as Shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present.

Proxies are solicited by mail. Additional solicitations may be made by telephone, computer communications, facsimile or other such means, or by personal contact by officers or employees of Calvert Group and its affiliates or by proxy soliciting firms retained for this purpose. The State Municipal Funds will bear solicitation costs.

Shareholders of the State Municipal Funds of record at the close of business on February 11, 1998, ("February 11, 1998") are entitled to notice of and to vote at the Special Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held. As of February 11, 1998, as shown on the books of the State Municipal Funds, there were issued and outstanding [#] shares of the Arizona Municipal Fund, [#] shares of the Florida Municipal Fund, [#] shares of the Michigan Municipal Fund, [#] shares of the New York Municipal Fund and [#] shares of the Pennsylvania Municipal Fund. The votes of the shareholders of National Municipal Fund are not being solicited since their approval or consent is not necessary for this transaction. As of [DATE], the officers and directors of the respective
State Municipal Funds as a group beneficially owned less than 1% of the outstanding shares of the respective State Municipal Funds.

As of February 11, 1998, no shareholders owned of record 5% or more of the shares of the respective State Municipal Funds.

---------------------------------------------------------------------------
                                ADJOURNMENT
 ...........................................................................

In the event that sufficient votes in favor of the proposals set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to any such proposals. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposals. They will vote against any such adjournment those proxies that have voted against any such proposals.

By Order of the Directors
William M. Tartikoff, Esq.
Secretary

The Directors of Calvert Municipal Fund, Inc. and First Variable Rate Fund for Government Income, including the Independent Directors, recommend a Vote FOR Approval of the Plan.

THE CALVERT MUNICIPAL FUND, INC. :
CALVERT ARIZONA MUNICIPAL INTERMEDIATE FUND
CALVERT MICHIGAN MUNICIPAL INTERMEDIATE FUND
CALVERT NEW YORK MUNICIPAL INTERMEDIATE FUND
CALVERT PENNSYLVANIA MUNICIPAL INTERMEDIATE FUND

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME:
CALVERT FLORIDA MUNICIPAL INTERMEDIATE FUND

THIS PROXY IS SOLICITED BY THE BOARDS OF TRUSTEES/DIRECTORS

The undersigned, revoking previous proxies, hereby appoint(s) William M. Tartikoff, Esq. and Barbara J. Krumsiek, attorneys, with full power of substitution, to vote all shares of Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund, and Calvert Pennsylvania Municipal Intermediate Fund, that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 on Friday, March 27, 1998, at 10:00 a.m. and at any adjournment thereof. All powers may be exercised by a majority of the proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

NOTE: Please sign
exactly as your name
appears on this Proxy.
When signing in a
fiduciary capacity, such
as executor,
administrator, trustee,
guardian, etc., please
so indicate. Corporate
and partnership proxies
should be signed by an
authorized person
indicating the person's
title.

                              Date: ________________________, 1998

                              __________________________________

                              __________________________________
                              Signature(s) (Title(s), if applicable)


PLEASE SIGN, DATE, AND RETURN
PROMPTLY IN ENCLOSED ENVELOPE

--------------------------------------------------------------------------

Please refer to the Proxy Statement discussion on this matter.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARDS OF TRUSTEES/DIRECTORS RECOMMEND A VOTE FOR THE FOLLOWING:

1. To act upon a proposal to approve an Agreement and Plan of Reorganization whereby Calvert National Municipal Intermediate Fund, a series of the Calvert Municipal Fund, Inc., will (i) acquire all of the assets of the Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund; and (ii) assume certain identified liabilities of each of the above-named Funds as substantially discussed in the accompanying Prospectus and Proxy Statement.

         [  ] For                   [  ] Against              [  ] Abstain

2. To transact any other business that may properly come before the Special Meeting or any adjournment or adjournments thereof.

                                                                Exhibit A

                  AGREEMENT AND PLAN OF REORGANIZATION


This AGREEMENT AND PLAN OF REORGANIZATION, dated as of [DATE], is among Calvert National Municipal Intermediate Fund ("National Municipal Fund"), Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund (together, the "State Municipal Funds"). The National Municipal Fund and the State Municipal Funds (with the exception of the Calvert Florida Municipal Intermediate Fund) are series of the Calvert Municipal Fund, Inc. while the Calvert Florida Municipal Intermediate Fund is a series of First Variable Rate Fund for Government Income (together, "Calvert").

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1.       SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the shareholders of the State Municipal Funds shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement and Plan of Reorganization (the "Agreement" or "Plan"). National Municipal Fund shall furnish to the State Municipal Funds such data and information as shall be reasonably requested by the State Municipal Funds for inclusion in the information to be furnished to their shareholders in connection with the meeting.

2.       REORGANIZATION

(a) Plan of Reorganization. The State Municipal Funds will convey, transfer, and deliver to National Municipal Fund all of the then-existing assets of the State Municipal Funds at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, National Municipal Fund agrees at the Closing:

     (i) to assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 2(b)), all of the State Municipal Funds' obligations and liabilities, whether absolute, accrued, contingent, or otherwise; and

     (ii) to deliver to the State Municipal Funds in exchange for the assets the number of full and fractional shares of common stock of National Municipal Fund ("National Municipal Fund Shares") to be determined as follows: In accordance with Section 3 of this Agreement, the number of shares shall be determined by dividing the per share net asset value of the State Municipal Funds Shares (rounded to the nearest million) by the net asset value per share of National Municipal Fund (rounded to the nearest million) and multiplying the quotient by the number of outstanding shares of the State Municipal Funds as of the close of business on the closing date. It is expressly agreed that there will be no sales charge to State Municipal Funds, or to any of the shareholders of the State Municipal Funds upon distribution of National Municipal Fund Shares to them.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

     (i) the later of receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the State Municipal Funds at which the Plan will be considered, or

     (ii)          such later date as the parties may mutually agree.

3.       VALUATION OF NET ASSETS

(a) The value of State Municipal Funds' net assets to be transferred to National Municipal Fund under this Agreement shall be computed as of the close of business on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in National Municipal Fund 's prospectus.

(b) The net asset value per share of National Municipal Fund Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by National Municipal Fund 's Controller using the same valuation procedures as set forth in National Municipal Fund 's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of State Municipal Funds' net assets to be transferred to National Municipal Fund pursuant to paragraph 2 of this Agreement, certified by the Controller of State Municipal Funds, shall be furnished by the State Municipal Funds to National Municipal Fund at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of National Municipal Fund Shares pursuant to paragraph 2 of this Agreement, certified by the Controller of National Municipal Fund, shall be furnished by National Municipal Fund to the State Municipal Funds at the Closing.

4.       LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, the State Municipal Funds will distribute pro rata to the State Municipal Funds' shareholders of record as of the close of business on the Closing Date the shares of National Municipal Fund received by the State Municipal Funds pursuant to this Section. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of National Municipal Fund in the names of each such shareholder of State Municipal Funds, representing the respective pro rata number of full shares and fractional interests in shares of National Municipal Fund due to each. No such shareholder accounts shall be established by National Municipal Fund or its transfer agent for National Municipal Fund except pursuant to written instructions from State Municipal Funds, and the State Municipal Funds agree to provide on the Closing Date instructions to transfer to a shareholder account for each former the State Municipal Funds shareholder a pro rata share of the number of shares of National Municipal Fund received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by National Municipal Fund or its transfer agent to each shareholder of the State Municipal Funds receiving such distribution of shares of National Municipal Fund informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Following the Closing Date and until surrendered, each outstanding share certificate representing shares of the State Municipal Funds shall be deemed for all purposes to evidence ownership of shares of National Municipal Fund that the holder is entitled to receive in exchange for the certificate. The shares of National Municipal Fund that the holder is entitled to receive with respect to State Municipal Funds' share certificates not yet surrendered will be held by National Municipal Fund 's transfer agent on behalf of the shareholder, but may not be transferred or redeemed until surrender of State Municipal Funds' share certificates in proper form for transfer to National Municipal Fund 's transfer agent or, in lieu thereof, the posting of a lost certificate bond or other surety instrument deemed acceptable to National Municipal Fund 's transfer agent. All of National Municipal Fund 's distributions attributable to the shares represented by the share certificates of the State Municipal Funds retained by shareholders will be paid to the shareholder in cash or invested in additional shares of National Municipal Fund at the net asset value in effect on the respective payment dates in accordance with instructions previously given by the shareholder to State Municipal Funds' transfer agent.

      Share certificates representing holdings of shares of National Municipal Fund shall not be issued unless requested by the shareholder and, if such a request is made, share certificates of National Municipal Fund will be issued only for full shares of National Municipal Fund and any fractional interests in shares shall be credited in the shareholder's account with National Municipal Fund.

(d) As promptly as is practicable after the liquidation of State Municipal Funds, and in no event later than 12 months from the date of this Agreement, the State Municipal Funds shall be terminated pursuant to the provisions of the Plan and Calvert's Articles of Incorporation.

(e) Immediately after the Closing Date, the share transfer books of the State Municipal Funds shall be closed and no transfer of shares shall thereafter be made on those books.

5.       ARTICLES OF INCORPORATION AND BY-LAWS

(a) Articles of Incorporation. The Articles of Incorporation of Calvert, which governs its series National Municipal Fund, as in effect immediately prior to the Effective Time of the Reorganization shall continue to be the Articles of Incorporation until amended as provided by law.

(b) By-laws. The By-laws of Calvert, which govern its series National Municipal Fund, in effect at the Effective Time of the Reorganization shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with the Trust Indenture or said By-laws.

6.       REPRESENTATIONS AND WARRANTIES OF NATIONAL MUNICIPAL FUND

(a) Organization, Existence, etc. National Municipal Fund is a duly organized series of Calvert, validly existing and in good standing under the laws of the State of Maryland, and has the power to carry on its business as it is now being conducted. Currently, National Municipal Fund is not qualified to do business as a foreign corporation under the laws of any jurisdiction. National Municipal Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. Calvert, of which National Municipal Fund is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end nondiversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. National Municipal Fund has an unlimited number of shares of beneficial interest, no par value, of which as of [DATE], [#] shares were outstanding, and no shares were held in the treasury of National Municipal Fund. All of the outstanding shares of National Municipal Fund have been duly authorized and are validly issued, fully paid, and non-assessable. Since National Municipal Fund is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Financial Statements. The financial statements of National Municipal Fund for the year ended December 31, 1997 ("National Municipal Fund Financial Statements"), previously delivered to State Municipal Funds, fairly present the financial position of National Municipal Fund as of December 31, 1997 and the results of its operations and changes in its net assets for the year then ended.

(e) Shares to be Issued Upon Reorganization. National Municipal Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(f) Authority Relative to this Agreement. Calvert has the power to enter into the Plan on behalf of its series National Municipal Fund and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Boards of Trustees/Directors of Calvert and no other proceedings by Calvert are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. National Municipal Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree which would be violated by its executing and carrying out the Plan.

(g) Liabilities. There are no liabilities of Calvert on behalf of its series National Municipal Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in National Municipal Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 1997 or otherwise previously disclosed to State Municipal Funds, none of which has been materially adverse to the business, assets or results of operations of National Municipal Fund.

(h) Litigation. To the knowledge of National Municipal Fund there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect National Municipal Fund or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(i) Contracts. Except for contracts and agreements previously disclosed to the State Municipal Funds under which no default exists, National Municipal Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(j) Taxes. The federal income tax returns of National Municipal Fund have been filed for all taxable years to and including December 31, 1997, and all taxes payable pursuant to such returns have been paid. National Municipal Fund has qualified as a regulated investment company under the Internal Revenue Code in respect to each taxable year of National Municipal Fund since commencement of its operations.

(k) Registration Statement. National Municipal Fund shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of National Municipal Fund issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

         (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

         (ii) will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the Statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by National Municipal Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the Statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the State Municipal Funds for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in
Section 7(k).

7.       REPRESENTATIONS AND WARRANTIES OF STATE MUNICIPAL FUNDS

(a) Organization, Existence, etc. The State Municipal Funds (with the exception of the Calvert Florida Municipal Intermediate Fund) are duly organized series of Calvert, validly existing and in good standing under the laws of the State of Maryland, and has power to carry on their business as it is now being conducted. The Calvert Florida Municipal Intermediate Fund is a duly organized series of Calvert, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and has power to carry on its business as it is now being conducted. Currently, the State Municipal Funds are not qualified to do business as a foreign corporation under the laws of any jurisdiction. The State Municipal Funds have all necessary federal, state and local authorization to own all of their properties and assets and to carry on their business as now being conducted.

(b) Registration as Investment Company. Calvert, of which the State Municipal Funds are series, is registered under the Act as an open-end nondiversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The State Municipal Funds have an unlimited number of shares of beneficial interest, no par value, of which as of [DATE], [#] shares were outstanding, and no shares were held in the treasury of State Municipal Funds. All of the outstanding shares of the State Municipal Funds have been duly authorized and are validly issued, fully paid, and non-assessable. Since the State Municipal Funds are series of open-end investment companies engaged in the continuous offering and redemption of their shares, the number of outstanding shares of the State Municipal Funds may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The financial statements of the State Municipal Funds for the year ended December 31, 1997 ("the State Municipal Funds Financial Statements"), previously delivered to National Municipal Fund, fairly present the financial position of the State Municipal Funds as of December 31, 1997 and the results of their operations and changes in their net assets for the year then ended.

(e) Authority Relative to the Plan. Calvert has the power to enter into the Plan on behalf of the State Municipal Funds and to carry out their obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Directors of Calvert and, except for approval by the holders of their capital stock, no other proceedings by Calvert are necessary to authorize their officers to effectuate the Plan and the transactions contemplated. the State Municipal Funds are not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by their executing and carrying out the Plan.

(f) Liabilities. There are no liabilities of the State Municipal Funds whether or not determined or determinable, other than liabilities disclosed or provided for in the State Municipal Funds Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 1997 or otherwise previously disclosed to National Municipal Fund, none of which has been materially adverse to the business, assets, or results of operations of State Municipal Funds.

(g) Litigation. To the knowledge of the State Municipal Funds, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the State Municipal Funds or their assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to National Municipal Fund under which no default exists, Calvert, on behalf of the State Municipal Funds, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the State Municipal Funds have been filed for all taxable years to and including the taxable year ended December 31, 1997 and all taxes payable pursuant to such returns have been paid. The State Municipal Funds have qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of the State Municipal Funds since commencement of their operations.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of the State Municipal Funds as of the Effective Time of the Reorganization will be owned by Calvert on behalf of the State Municipal Funds free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. The State Municipal Funds will cooperate with National Municipal Fund in connection with the Registration Statement referred to in Section 6(k) of this Agreement, and will furnish to National Municipal Fund the information relating to the State Municipal Funds required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to State Municipal Funds:

          (i) will comply in all material respects with the provisions of the Securities Act and its regulations, and

         (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the Statements therein not misleading.

          Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section I and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by National Municipal Fund, insofar as it relates to State Municipal Funds, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the Statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the State Municipal Funds for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

8.       CONDITIONS TO OBLIGATIONS OF STATE MUNICIPAL FUNDS

The obligations of the State Municipal Funds under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of the holders of a majority of the outstanding shares of capital stock of State Municipal Funds.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, National Municipal Fund shall have complied with each of its responsibilities under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of National Municipal Fund since December 31, 1997. As of the Effective Time of the Reorganization, the State Municipal Funds shall have received a certificate from National Municipal Fund satisfactory in form and substance to the State Municipal Funds indicating that it has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(k) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

(d) Tax Opinion. The State Municipal Funds shall have received the opinion of counsel, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to State Municipal Funds, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the State Municipal Funds and their shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the Statements made in the Plan, the proxy statement which will be distributed to the shareholders of the State Municipal Funds in connection with the Reorganization, and on such other written representations as the State Municipal Funds and National Municipal Fund, respectively, will have verified as of the Effective Time of the Reorganization. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

         (i) neither the State Municipal Funds nor National Municipal Fund will recognize any gain or loss upon the transfer of the assets of the State Municipal Funds to and the assumption of their liabilities by National Municipal Fund in exchange for National Municipal Fund Shares and upon the distribution (whether actual or constructive) of National Municipal Fund Shares to its shareholders in exchange for their shares of capital stock of State Municipal Funds;

         (ii) the shareholders of the State Municipal Funds who receive National Municipal Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of the State Municipal Funds for National Municipal Fund Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

         (iii) the basis of National Municipal Fund Shares received by State Municipal Funds' shareholders will be the same as the basis of the shares of capital stock of the State Municipal Funds surrendered in the exchange; and

         (iv) the basis of the State Municipal Funds' assets acquired by National Municipal Fund will be the same as the basis of such assets to the State Municipal Funds immediately prior to the Reorganization.

9.    CONDITIONS TO OBLIGATIONS OF NATIONAL MUNICIPAL FUND

The obligations of National Municipal Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the State Municipal Funds shall have complied with each of their obligations under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the State Municipal Funds since December 31, 1997. National Municipal Fund shall have received a certificate from the State Municipal Funds satisfactory in form and substance to National Municipal Fund indicating that they have met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under state securities laws considered to be necessary shall have been obtained.

(c) Tax Opinion. National Municipal Fund shall have received the opinion of counsel, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to National Municipal Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the State Municipal Funds and the shareholders of State Municipal Funds. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the Statements made in the Plan, the proxy statement which will be distributed to the shareholders of the State Municipal Funds in connection with the Reorganization, and on such other written representations as the State Municipal Funds and National Municipal Fund, respectively, will have verified as of the Effective Time of the Reorganization. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

     (i) neither the State Municipal Funds nor National Municipal Fund will recognize any gain or loss upon the transfer of the assets of the State Municipal Funds to, and the assumption of their liabilities by, National Municipal Fund in exchange for National Municipal Fund Shares and upon the distribution (whether actual or constructive) of National Municipal Fund Shares to its shareholders in exchange for their shares of beneficial interest of State Municipal Funds;

     (ii) the shareholders of the State Municipal Funds who receive National Municipal Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of the State Municipal Funds for National Municipal Fund Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

     (iii) the basis of National Municipal Fund Shares received by State Municipal Funds' shareholders will be the same as the basis of the shares of capital stock of the State Municipal Funds surrendered in the exchange; and

     (iv) the basis of the State Municipal Funds assets acquired by National Municipal Fund will be the same as the basis of such assets to the State Municipal Funds immediately prior to the Reorganization.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Boards of Trustees/Directors of Calvert, amend the Plan at any time before or after approval of the Plan by shareholders of State Municipal Funds, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) The State Municipal Funds may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to National Municipal Fund if: (i) a material condition to their performance under this Agreement or a material covenant of National Municipal Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by National Municipal Fund.

(d) National Municipal Fund may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the State Municipal Funds if: (i) a material condition to its performance under this Agreement or a material covenant of the State Municipal Funds contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by State Municipal Funds.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of State Municipal Funds, without liability on the part of either party hereto or their respective trustees, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 1997 if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11.      EXPENSES

The State Municipal Funds and National Municipal Fund will bear their own expenses incurred in connection with this Reorganization.

12.      GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to each of the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the State Municipal Funds and National Municipal Fund have caused the Plan to be executed on their behalf by their Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.



(SEAL)                                      ARIZONA MUNICIPAL INTERMEDIATE FUND


Attest:


By:      _________________________  By:     _______________________________
                                            Barbara J. Krumsiek, President

(SEAL)                                      FLORIDA MUNICIPAL INTERMEDIATE FUND


By:      _________________________  By:     _______________________________
                                            Barbara J. Krumsiek, President




(SEAL)                                      MICHIGAN MUNICIPAL INTERMEDIATE
FUND


By:      _________________________  By:     _______________________________
                                            Barbara J. Krumsiek, President




(SEAL)                                      NEW YORK MUNICIPAL INTERMEDIATE
FUND


By:      _________________________  By:     _______________________________
                                            Barbara J. Krumsiek, President




(SEAL)                                      PENNSYLVANIA MUNICIPAL INTERMEDIATE
                                             FUND


By:      _________________________  By:     _______________________________
                                            Barbara J. Krumsiek, President




(SEAL)                                      NATIONAL MUNICIPAL INTERMEDIATE
FUND


By:      _________________________  By:     _______________________________
                                            William M. Tartikoff
                                            Senior Vice President

CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - ARIZONA MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MICHIGAN MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - NEW YORK MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - PENNSYLVANIA MUNICIPAL INTERMEDIATE PORTFOLIO FIRST VARIABLE RATE FUND - FLORIDA MUNICIPAL INTERMEDIATE PORTFOLIO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)





                                                                                          PRINCIPAL  AMOUNT   VALUE
Municipal Obligations -  98.5%
Arizona - 5.0%
Apache County IDA VRDN, 3.80%, 12/15/18, LOC: Bank of New York                            $80,000             $80,000
Arizona State Transportation Board Highway Revenue Bonds:
    6.00%, 7/1/08                                                                         200,000             226,318
    5.00%, 7/1/09                                                                         150,000             156,676
    7.00%, 7/1/09, (Pre-refunded 7/1/00 @ 101)                                            75,000              80,982
Casa Grande Excise Tax Revenue Bonds, 5.70%, 4/1/06, FGIC Insured                         100,000             107,623
Cochise County School District GO Bonds, 7.50%, 7/1/09, FGIC Insured                      100,000             126,601
Glendale GO Bonds, 5.15%, 7/1/03, FGIC Insured                                            100,000             104,823
Glendale IDA Revenue VRDN, 4.20%, 1/1/20, LOC: Sumitomo Bank                              100,000             100,000
Maricopa County Creighton School District #14 GO Bonds, 6.90%, 7/1/03, FGIC Insured       50,000              54,020
Maricopa County School District #6 GO Bonds, 6.75%, 7/1/02, AMBAC Insured                 200,000             221,752
Maricopa County GO Bonds, Series A, 5.80%, 7/1/04                                         150,000             162,793
Maricopa County Glendale School District #40 GO Bonds, 6.30%, 7/1/03, FGIC Insured,
(Pre-refunded 7/1/01@101)                                                                 50,000              56,673
Maricopa County Peoria School District #11 GO Bonds, 7.50%, 7/1/07, AMBAC Insured         100,000             123,947
Maricopa County School District GO Bonds, 7.50%, 7/1/07, AMBAC Insured                    1,000,000           1,239,470
Maricopa County Tempe Elementary School District #3 GO Capital Appreciation Bonds,
Zero Coupon,  7/1/04, AMBAC Insured                                                       105,000             78,976
Maricopa County Tolleson School District #214 GO Bonds, 5.35%, 7/1/03, FGIC Insured       70,000              72,590
Mesa GO Bonds, 5.70%, 7/1/03, FGIC Insured                                                25,000              26,875
Peoria Municipal Development Authority Revenue Bonds, 7.00%, 7/1/00, AMBAC Insured        95,000              101,857
Phoenix Street and Highway User  Revenue Bonds, 6.10%, 7/1/00, MBIA Insured               50,000              52,547
Pima County GO Bonds, 6.00%, 7/1/06, MBIA Insured                                         245,000             274,392
Prescott Valley Property Corp. Municipal Facilities Revenue Bonds, 5.55%, 1/1/06,
FGIC Insured                                                                              125,000             134,580
Scottsdale GO Bonds, Series D, 6.50%, 7/1/01                                              120,000             129,789
Tucson Street and Highway Revenue Bonds, Series A, 7.00%, 7/1/11, MBIA Insured            100,000             123,144

California - 11.4%
Los Angeles MFH Revenue Bonds, 5.85%, 12/1/27                                             1,625,000           1,739,757
Orange County Local Transportation Authority Sales Tax Revenue Bonds, 6.00%, 2/15/09      2,000,000           2,256,400
Regents of the University of California, Los Angeles Lease Revenue Bonds, 6.00%, 5/15/02  633,066             666,176
San Francisco International Airport Series-2 #5 Municipal Transportation Revenue Bonds:
    5.90%, 5/1/05, FGIC Insured                                                           500,000             546,870
    6.00%, 5/1/06, FGIC Insured                                                           750,000             825,285
Santa Clara Financing Authority Lease Revenue Bonds, 6.00%, 11/15/12, AMBAC Insured       2,000,000           2,248,360
Tahoe City Public Utility District COP, Series B, 6.30%, 6/1/04                           400,000             438,092

Colorado - 1.6%
Denver City and County Airport Revenue Bonds, Series A, 7.10%, 11/15/01                   1,100,000           1,204,445


Connecticut - 1.5%
Connecticut Special Tax Obligation Revenue Bonds, Transportation Infrastructure
Project, 6.00%, 9/1/06                                                                    1,000,000           1,118,550
Florida - 13.0%
Boca Raton Beach Acquisition Revenue Bonds, 4.60%, 1/1/05, MBIA Insured                   150,000             153,150
Brevard County Sales Tax Revenue Bonds, 5.40%, 12/1/06, MBIA Insured                      195,000             208,944
Brevard County School Board COP, 5.40%, 7/1/10, AMBAC Insured                             410,000             442,541
Broward County School District GO Bonds, 7.20%, 2/15/00                                   100,000             102,401
Broward County Solid Waste System Revenue Bonds, 5.80%, 7/1/07, MBIA Insured              150,000             162,460
City of Miami GO Bonds, 5.90%, 12/1/06, FGIC Insured                                      260,000             289,471
Dade County Aviation Revenue Bonds, 5.60%, 10/1/05, AMBAC Insured                         150,000             163,086
Dade County Educational Facilities Authority Revenue Bonds, 6.00%, 4/1/08, MBIA Insured   1,300,000           1,464,879
Dade County MFH Revenue Bonds, 5.90%, 6/1/26                                              1,500,000           1,592,265
Duval County MFH Revenue VRDN, 4.75%, 7/1/25, LOC: Household Financial Corp.              550,000             550,000
East County Water Control District Water Revenue Bonds, Series 1994, 5.45%, 11/1/02,
Asset Guaranty Insured                                                                    150,000             157,914
Florida Board of Education GO Bonds, 5.00%, 6/10/10                                       350,000             358,729
Florida Board of Regents Parking System Revenue Bonds, 5.00%, 7/1/08, FSA Insured         175,000             181,249
Florida Department of Transportation Alligator Alley Revenue Bonds, 6.25%, 7/1/07,
FGIC Insured                                                                              300,000             343,218
Florida Department of Transportation GO Bonds, 5.00%, 7/1/07                              250,000             261,545
Florida State MFH Revenue Bonds, Cypress Lake, 5.75%, 12/1/07, LOC: Heller Financial      300,000             307,584
Hillsborough County Port District Special Refunding Revenue Bonds, 5.75%, 6/1/13,
FSA Insured                                                                               500,000             533,285
Hillsborough County Solid Waste Revenue Bonds, 5.40%, 10/1/05, MBIA Insured               150,000             160,647
Hollywood Water and Sewer Revenue Bonds, 6.75%, 10/1/11, FGIC Insured (Prerefunded
10/1/01 @ 102)                                                                            125,000             138,727
Jacksonville Electric Authority Revenue Bonds, 5.00%, 10/1/10, FGIC Insured               300,000             307,260
Jacksonville Excise Tax Revenue Bonds, 6.25%, 10/1/05, AMBAC Insured                      100,000             109,606
Jacksonville Water and Sewer Revenue Bonds, 5.20%, 10/1/02, MBIA Insured                  100,000             104,693
Lee County Transportation Facilities Revenue Bonds, 5.625%, 10/1/08, MBIA Insured         150,000             163,464
Palm Beach County GO Bonds, 6.75%, 7/1/11                                                 135,000             163,340
Palm Beach Housing Finance Revenue VRDN, 5.525%, 3/1/22, INSUR: Firemans Insurance Co.    420,000             420,000
Pinellas County Resource Recovery Revenue Bonds, 5.125%, 10/1/04                          350,000             364,654
St. Petersburg Professional Sports Facility Revenue Bonds, 5.10%, 10/1/04, MBIA Insured   150,000             157,719
Tallahassee Consolidated Utility System Revenue Bonds, 4.60%, 10/1/02                     200,000             204,264
Tampa Capital Improvement Revenue Bonds, 8.375%, 10/1/18, IA: Multi-Bank                  200,000             204,988
University South Florida Revenue Bonds, 6.25%, 7/1/05                                     180,000             202,795

Georgia - 2.3%
Atlanta Airport Authority Facility Revenue Bonds, 6.50%, 1/1/07, AMBAC Insured            1,500,000           1,732,020

Illinois - 1.5%
Chicago Water Revenue Bonds, 6.50%, 11/1/10, FGIC Insured                                 1,000,000           1,177,210

Indiana - 3.1%
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, 6.75%, 2/1/14              2,000,000           2,398,400

Kentucky - 2.5%
Glasgow Industrial Building Revenue VRDN, 5.95%, 6/1/20, LOC: Bank Tokyo Mitsubishi       1,900,000           1,900,000

Louisiana - 0.5%
Louisiana Public Facility Authority Student Loan Revenue Bonds, 6.50%, 3/1/02               330,000             349,272

Maryland - 6.3%
Cambridge Economic Development Authority Revenue Bonds, Dorchester Hospital, 7.25%,
4/1/04                                                                                      930,000          1,022,562
Cecil County Health Department COP, 7.875%, 7/1/14                                         1,200,000         1,300,428
Maryland State Economic Development Authority Revenue Bonds, Series A, 6.375%, 11/1/09,
  LOC: First National Bank of Maryland, (Optional Tender 10/31/99 @100)                   650,000             655,304
Prince Georges County Economic Development Authority Revenue Bonds, 5.68%, 8/1/11,
  LOC: First National Bank of Maryland, (Tender 1/1/01 @100)                              1,797,800           1,851,123

Massachusetts - 1.4%
Massachusetts Special Obligation Revenue Bonds, 5.50%, 6/1/13                             1,000,000           1,072,210

Michigan - 9.6%
Cedar Springs Public School District GO Bonds, 7.65%, 5/1/03                              150,000             174,174
Clarkston Community School GO Bonds, 5.25%, 5/1/07, FGIC Insured                          250,000             263,605
Detroit Water Supply System Revenue Bonds, 5.30%, 7/1/09, MBIA Insured                    175,000             186,006
Detroit Water Supply System Revenue Bonds, 6.00%, 7/1/14                                  1,000,000           1,121,070
Greenville Public School District GO Bonds, 5.75%, 5/1/06, MBIA Insured                   250,000             270,835
Jenison Public School GO Bonds, 5.40%, 5/1/08, FGIC Insured                               250,000             266,427
Michigan Higher Education Facility Authority Revenue Bonds:
   6.00%, 11/1/03                                                                         1,545,000           1,650,384
   7.00%, 11/1/05                                                                         610,000             712,132
Michigan State Housing Development Authority Revenue VRDN, River Place Plaza Apts.,
5.00%, 10/1/11                                                                            455,000             455,946
Michigan State Building Authority Facilities Revenue Bonds, Series II, 6.25%, 10/1/01,
AMBAC Insured                                                                             250,000             268,937
Milan Area Schools GO Bonds, 5.00%, 5/1/13                                                300,000             300,528
Morely Stanwood Community School GO Bonds, 5.15%, 5/1/07, FGIC Insured                    100,000             104,823
Mount Pleasant School District GO Bonds, 5.65%, 5/1/05                                    250,000             271,978
Oakland County Economic Development Corp. Limited Obligation Revenue Bonds, 5.00%,
 6/1/07, LOC: First America Bank      250,000                                                                 255,070
Oakland County Economic Development Corp. Limited Obligation Revenue Bonds, Cranbrook Educational Community, 6.375%,
11/1/14                                                                                   500,000             553,350
Southfield Economic Development Authority Corp. VRDN, 5.95%, 5/15/11, INSUR: Fireman's
Insurance Co.                                                                              50,000              50,000
University of Michigan Revenue Bonds, 5.60%, 11/15/11                                     235,000             251,548
Zeeland Public Schools GO Bonds, 5.70%, 5/1/07, MBIA Insured                              205,000             224,015

New Mexico - 0.0%
New Mexico Educational Assistance Foundation Student Loan Revenue Bonds, 6.30%, 12/1/02   40,000              42,062

New Jersey - 3.1%
New Jersey Transportation Authority Revenue Bonds, 6.50%, 6/15/11, MBIA Insured           2,000,000           2,358,140

New York - 11.7%
Buffalo GO Bonds, Series B, 5.20%, 2/1/10, AMBAC Insured                                  300,000             312,594
Dundee Central School District GO Bonds, 5.70%, 6/15/07, AMBAC Insured                    150,000             163,206
Glen Cove GO Bonds:
   5.50%, 1/15/03                                                                         225,000             237,424
   5.60%, 1/15/04                                                                         215,000             229,015
   5.70%, 1/15/05                                                                         215,000             231,084
Lancaster School District GO Bonds, 5.125%, 6/1/14, FGIC Insured                          300,000             303,216
Metropolitan Transit Authority Commuter Facility Revenue Bonds, Series A, 5.70%, 7/1/02,
MBIA Insured                                                                              180,000             191,345
New York City GO Bonds:
   Series D, 5.70%, 8/15/06                                                               200,000             211,064
   Series E, 5.75%, 2/15/09                                                               1,000,000           1,051,450
New York City Industrial Development Agency Civil Facility Revenue Bonds, USTA National Tennis Center, 7.75%,
11/15/02, FSA Insured                                                                     100,000             115,607
New York State COP, 5.45%, 2/1/00                                                         200,000             205,210
New York State Environmental Pollution Control Revenue Bonds, 5.70%, 1/15/12              500,000             540,305
New York State Dormitory Authority Revenue Bonds, 5.50%, 5/15/07                          200,000             214,354
New York State Dormitory Authority Revenue Bonds for City University, 5.625%, 7/1/16      200,000             211,984
New York State GO Bonds, 5.75%, 9/15/01                                                   75,000              79,314
New York State GO Bonds, Series B, 6.25%, 8/15/05                                         210,000             235,464
New York State Local Assistance Corp. Revenue Bonds, Series E, 6.00%, 4/1/14              100,000             112,458
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14             1,000,000           1,124,580
New York State Power Authority Revenue Bonds, 6.50%, 1/1/08                               100,000             116,226
New York State Thruway Authority Highway Revenue Bonds, Series B, 5.375%, 4/1/02,
FGIC Insured                                                                              240,000             251,426
New York State Urban Development Corp. Revenue Bonds, 5.60%, 1/1/07                       110,000             116,452
Oneida County GO Bonds, 5.70%, 3/15/01                                                    150,000             156,790
Orange County Industrial Development Agency VRDN, 4.45%, 6/1/98, LOC: Sakura Bank         200,000             200,000
Orange County IDA VRDN, 5.61%, 12/1/05, LOC: Summit Bank                                  725,000             725,000
Oyster Bay GO Bonds, 5.00%, 2/15/10                                                       500,000             519,345
Suffolk County Industrial Development Agency Bonds, 6.00%, 2/1/08, FGIC Insured           150,000             168,445
Triborough Building and Tunnel Revenue Bonds, Series A, 5.00%, 1/1/07                     275,000             286,531
Westchester County GO Bonds, 6.70%, 2/1/01                                                140,000             151,236
Westchester County Industrial Development Agency Civic Facility Revenue Bonds, 6.25%,
4/1/05                                                                                     500,000            529,690

Pennsylvania - 7.7%
Allegheny County Airport Revenue Bonds, 5.75%, 1/1/13, MBIA Insured                       300,000             324,207
Allegheny County GO Bonds, Series C-42, 5.00%, 10/1/07                                    170,000             176,173
Allegheny County Higher Education Building Authority Revenue Bonds, Duquesne University Project, 6.50%, 3/1/10, AMBAC
Insured                                                                                   100,000             117,442
Allegheny County Higher Education Building Authority Revenue Bonds, Series A, 6.00%,
2/15/08                                                                                   230,000             250,037
Allegheny County Hospital Development Authority Revenue Bonds, 5.35%, 12/1/15 , MBIA
Insured                                                                                   200,000             203,518
Bucks County GO Bonds, Series A, 6.00%, 3/1/01                                            165,000             174,713
Cambria Township Water Authority Industrial User Revenue Bonds, 6.00%, 12/1/12,
LOC: Banque Paribas                                                                       250,000             259,565
Central Bucks County School District GO Bonds,  6.40%, 2/1/01                             130,000             139,000
Chester County GO Bonds, 5.50%,12/15/07                                                   175,000             185,080
Delaware County Memorial Hospital Revenue Bonds, 5.25%, 8/15/07, MBIA Insured             180,000             190,584
Erie County GO Bonds, Series B, 6.75%, 9/1/16, (Pre-refunded 9/1/01 @100)                 90,000              98,036
Jim Thorpe Area School District GO Bonds, 5.05%, 3/15/09, MBIA Insured                    210,000             216,785
Latrobe IDA Revenue Bonds, St. Vincent College, 6.40%, 5/1/06                             100,000             110,353
Montgomery County Higher Education & Health Authority Revenue Bonds, 5.50%, 10/1/08,
MBIA Insured                                                                               220,000             237,054
Montgomery County Industrial Development Revenue VRDN, 4.10%, 12/1/13, LOC: PNC Bank      150,000             150,000
Pennsylvania Infrastructure Investment Authority Revenue Bonds,  5.75%, 9/1/99            75,000              77,135
Pennsylvania Intergovernmental Co-op Revenue Bonds, 5.25%, 6/15/06, FGIC Insured          120,000             124,962
Pennsylvania State GO Bonds, Series I, 5.30%, 5/1/06                                      100,000             106,249
Pennsylvania State IDA Revenue Bonds, 6.00%, 1/1/05, AMBAC Insured                        75,000              82,637
Peters Township School District GO Bonds,  6.00%, 5/15/04, FGIC Insured                   65,000              69,160
Philadelphia Airport Revenue Bonds:
   5.25%, 6/15/98, FGIC Insured                                                           100,000             100,335
   5.75%, 6/15/08, AMBAC Insured                                                          300,000             325,536
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds, 5.85%, 7/1/021,000,000        1,052,780
Philadelphia Hospital and Higher Education Revenue Bonds, Belmont Center, 5.75%, 10/1/07  195,000             208,092
Philadelphia MFH Revenue VRDN, 4.05%, 12/1/09, LOC: Marine Midland Bank                   175,000             175,000
Philadelphia Water and Wastewater Revenue Bonds, 5.50%, 6/15/15, FSA Insured              150,000             153,819
Pittsburgh GO Bonds, Series A, 5.70%, 9/1/08, MBIA Insured                                100,000             106,519
Pittsburgh Urban Redevelopment Authority Revenue Bonds, 6.00%, 8/1/08                     175,000             180,519
Ridley Park Hospital Authority Revenue Bonds, Tayler Hospital,  5.125%, 12/1/98           20,000              20,176
Seneca Valley School District GO Bonds, 5.80%, 2/15/11, FGIC Insured                      110,000             118,289
State Public School Building Authority Revenue Bonds, Harrisburg Area Community College,
6.70%, 10/01/00, MBIA Insured                                                              75,000              79,175
Wilkes Barre Area School District GO Bonds, 5.75%, 4/1/06, FGIC Insured                   125,000             135,398
South Dakota - 3.1%
Heartland Consumers Power District Revenue Bonds,  FSA Insured:
   6.00%, 1/1/09                                                                          1,125,000           1,265,985
   6.00%, 1/1/12                                                                          1,000,000           1,122,400

Texas - 4.9%
Harris County GO Bonds, 5.75%, 10/1/14                                                    2,000,000           2,197,380
North Texas Higher Education Student Loan Revenue Bonds, Series B, 5.55%, 4/1/03          1,500,000           1,562,835

Virginia - 6.7%
Arlington County Community Housing Finance Revenue Bonds, 6.00%, 6/1/09                   300,000             312,828
Chesapeake IDA Revenue Bonds, 6.00%, 6/1/07, MBIA Insured                                 1,000,000           1,121,410
Virginia State Housing Development Authority Revenue Bonds:
   Series A, 6.90%, 7/1/07                                                                300,000             328,200
   Series I, 6.00%, 7/1/03                                                                1,120,000           1,179,875
Virginia College Building Authority  Revenue Bonds, Twenty First Century College
Project, 5.00%, 8/1/09                                                                    1,000,000           1,033,520
West Point Industrial Development Authority Pollution Control Revenue Bonds, Chesapeake
Corp. Project, 6.375%, 5/1/03
                                                                                          1,200,000           1,206,877

Other - 1.6%
Fort Mojave Indian Tribe of Arizona, California and Nevada Public Facilities
Combined Limited Obligation and Revenue Bonds Adjustable Rate and Tender Series
of 1993, 11.50%, 12/1/18                                                                  455,020             455,020
Pitney Bowes Corp. Leasetops VRDN, 4.10%, 4/1/98                                          700,000             700,000
Puerto Rico Commonwealth Highway and Transportation Revenue Bonds, 5.00%, 7/1/02          105,000             108,546

Total Municipal Obligations (Cost $71,003,238)                                                                75,628,819

                                               CONTRACTS       VALUE
Options Purchased - 0.0%
Put Options on June U.S. Treasury Bond Futures, Expiration 5/15/98,
Strike Price 112                               50                  19,531

Total Options (Premium $40,340)                                    19,531

TOTAL INVESTMENTS (Cost $71,043,578) - 98.5%                   75,648,350
Other assets and liabilities, net - 1.5%                        1,114,448
NET ASSETS - 100%                                             $76,762,798

Abbreviations:
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Advisor
GO - General Obligation
IDA - Industrial Development Authority
MBIA - Municipal Bond Insurance Association
MFH - Multi-Family Housing
VRDN - Variable Rate Damand Notes

Explanation of Guarantees:
GA - Guaranty Agreement
IA - Investment Agreement
INSUR - Insurance
LOC - Letter of Credit

See Notes to Proforma Financial Statements.

CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - ARIZONA MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MICHIGAN MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - NEW YORK MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - PENNSYLVANIA MUNICIPAL INTERMEDIATE PORTFOLIO FIRST VARIABLE RATE FUND - FLORIDA MUNICIPAL INTERMEDIATE PORTFOLIO PROFORMA STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1997 (UNAUDITED)


                                        National          Arizona
                                        Portfolio         Portfolio
ASSETS
Investments in securities, at value -
 (Cost $45,165,009, $2,469,050,
   $4,778,737, $6,457,905 $4,725,852
     and $7,447,025, respectively).    $48,297,416        $2,596,958
Cash                                        62,451            39,442
Receivable for shares sold                     -                 -
Interest receivable                        758,133            71,804
Other assets                                10,368               113
  Total assets                          49,128,368         2,708,317

LIABILITIES
Payable for securities purchased                                -
Payable for shares redeemed                133,865              -
Payable to Calvert Asset Management
  Co., Inc.                                 27,033             1,585
Payable to Calvert Administrative
  Services Co.                               4,171               231
Payable to Calvert Shareholder
  Services, Inc.                             1,905               156
Accrued expenses and other liabilities      28,030             1,880
  Total liabilities                        195,004             3,852
     Net assets                        $48,933,364        $2,704,465

                                        National          Arizona
                                        Portfolio         Portfolio

NET ASSETS
Paid-in-capital applicable to the
  following shares of common
  stock, $0.01 par value with
  250,000,000 shares
  authorized for each portfolio:
      National Portfolio , 4,535,479
       shares outstanding                  46,654,767
      Arizona Portfolio, 527,700
       shares outstanding                                   $2,595,260
      Michigan Portfolio, 994,135
       shares outstanding
      New York Portfolio, 1,348,661
       shares outstanding
      Pennsylvania Portfolio, 969,755
       shares outstanding
Paid-in-capital applicable to 1,513,922
shares of beneficial interest, unlimited
number of no par shares authorized for
the Florida Portfolio.
Undistributed net investment income           71,587            8,853
Accumulated realized gains (losses)
  on investments                            (925,397)         (27,556)
Net unrealized appreciation
  (depreciation) on investments            3,132,407          127,908

     Net assets                          $48,933,364       $2,704,465


NET ASSETS                               $48,933,364       $2,704,465
SHARES OUTSTANDING                         4,535,479          527,700
NET ASSET VALUE                               $10.79            $5.13
MAXIMUM SALES CHARGE                            0.31             0.15
OFFERING PRICE                                $11.10            $5.28

CALVERT MUNICIPAL FUND - ARIZONA MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MICHIGAN MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - NEW YORK MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - PENNSYLVANIA MUNICIPAL INTERMEDIATE PORTFOLIO FIRST VARIABLE RATE FUND - FLORIDA MUNICIPAL INTERMEDIATE PORTFOLIO PROFORMA STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1997 (UNAUDITED), Cont'd.

                                        Michigan          New York
                                        Portfolio         Portfolio
ASSETS
Investments in securities, at value -
 (Cost $45,165,009, $2,469,050,
$4,778,737, $6,457,90, $4,725,852
and $7,447,025, respectively).        $5,143,479          $6,819,865
Cash                                       5,253             105,535
Receivable for shares sold                13,066              17,011
Interest receivable                       51,702             124,480
Other assets                                 963                 719
  Total assets                         5,214,463           7,067,610

LIABILITIES
Payable for securities purchased               -                 -
Payable for shares redeemed                    -                 -
Payable to Calvert Asset Management
  Co., Inc.                               2,964                3,884
Payable to Calvert Administrative
  Services Co.                              440                  595
Payable to Calvert Shareholder
   Services, Inc.                           206                  348
Accrued expenses and other
  liabilities                             3,380                4,160
  Total liabilities                       6,990                8,987
     Net assets                      $5,207,473           $7,058,623

                                        Michigan          New York
                                        Portfolio         Portfolio

NET ASSETS
Paid-in-capital applicable to
the following shares of common
stock, $0.01 par value with
250,000,000 shares
authorized for each portfolio:
      National Portfolio ,
       4,535,479 shares outstanding
      Arizona Portfolio, 527,700
       shares outstanding
      Michigan Portfolio, 994,135
       shares outstanding             $5,087,601
      New York Portfolio, 1,348,661
       shares outstanding                                    6,727,798
      Pennsylvania Portfolio, 969,755
       shares outstanding
Paid-in-capital applicable to
1,513,922 shares of beneficial
interest, unlimited number of no
par shares authorized for
the Florida Portfolio.
Undistributed net investment income       3,560                 8,528
Accumulated realized gains (losses)
  on investments                       (248,430)              (39,663)
Net unrealized appreciation
  (depreciation) on investments         364,742               361,960

     Net assets                      $5,207,473            $7,058,623


NET ASSETS                           $5,207,473            $7,058,623
SHARES OUTSTANDING                      994,135             1,348,661
NET ASSET VALUE                           $5.24                 $5.23
MAXIMUM SALES CHARGE                       0.15                  0.15
OFFERING PRICE                            $5.39                 $5.38

CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - ARIZONA MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MICHIGAN MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - NEW YORK MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - PENNSYLVANIA MUNICIPAL INTERMEDIATE PORTFOLIO FIRST VARIABLE RATE FUND - FLORIDA MUNICIPAL INTERMEDIATE PORTFOLIO PROFORMA STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1997 (UNAUDITED), Cont'd

                                        Pennsylvania      Florida
                                        Portfolio         Portfolio
ASSETS
Investments in securities, at value -
 (Cost $45,165,009, $2,469,050,
$4,778,737, $6,457,905, $4,725,852
and $7,447,025, respectively).          $5,004,094       $7,786,538
Cash                                        97,758           82,786
Receivable for shares sold                      -                -
Interest receivable                         63,968           98,103
Other assets                                   196              289
  Total assets                           5,166,016         7,967,716

LIABILITIES
Payable for securities purchased        99,791            162,303
Payable for shares redeemed               -                  -
Payable to Calvert Asset Management
  Co., Inc.                              2,772              4,160
Payable to Calvert Administrative
  Services Co.                             422                639
Payable to Calvert Shareholder
  Services, Inc.                           225                157
Accrued expenses and other liabilities   3,010              1,380
  Total liabilities                    106,220            168,639
     Net assets                     $5,059,796         $7,799,077

                                        Pennsylvania      Florida
                                        Portfolio         Portfolio

NET ASSETS
Paid-in-capital applicable to
the following shares of common
stock, $0.01 par value with
250,000,000 shares
authorized for each portfolio:
      National Portfolio , 4,535,479
       shares outstanding
      Arizona Portfolio, 527,700
       shares outstanding
      Michigan Portfolio, 994,135
       shares outstanding
      New York Portfolio, 1,348,661
       shares outstanding
      Pennsylvania Portfolio, 969,755
       shares outstanding               4,825,292
Paid-in-capital applicable to
1,513,922 shares of beneficial
interest, unlimited number of no
par shares authorized for
the Florida Portfolio.                                    7,620,285
Undistributed net investment income        34,972             5,491
Accumulated realized gains (losses)
  on investments                          (78,710)         (166,212)
Net unrealized appreciation
  (depreciation) on investments           278,242           339,513

     Net assets                        $5,059,796        $7,799,077


NET ASSETS                             $5,059,796        $7,799,077
SHARES OUTSTANDING                        969,755         1,513,922
NET ASSET VALUE                             $5.22             $5.15
MAXIMUM SALES CHARGE                         0.15              0.15
OFFERING PRICE                              $5.37             $5.30

CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - ARIZONA MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MICHIGAN MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - NEW YORK MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - PENNSYLVANIA MUNICIPAL INTERMEDIATE PORTFOLIO FIRST VARIABLE RATE FUND - FLORIDA MUNICIPAL INTERMEDIATE PORTFOLIO PROFORMA STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997 (UNAUDITED)




                                        Proforma          Proforma
                                        Adjustments       Combined
ASSETS
Investments in securities, at value -
 (Cost $45,165,009, $2,469,050,
  $4,778,737, $6,457,905, $4,725,852
   and $7,447,025, respectively).       -               $75,648,350
Cash                                    -                   393,225
Receivable for shares sold              -                    30,077
Interest receivable                     -                 1,168,190
Other assets                            -                    12,648
  Total assets                          -                77,252,490

LIABILITIES
Payable for securities purchased        -                   262,094
Payable for shares redeemed             -                   133,865
Payable to Calvert Asset Management
  Co., Inc.                             -                    42,398
Payable to Calvert Administrative
  Services Co.                          -                     6,498
Payable to Calvert Shareholder Services, Inc.             -   2,997
Accrued expenses and other liabilities  -                 41,840
  Total liabilities                                       -   489,692
     Net assets                         -                 $76,762,798

NET ASSETS
Paid-in-capital applicable to the
following shares of common
stock, $0.01 par value with
250,000,000 shares
authorized for each portfolio:
      National Portfolio , 4,535,479
        shares outstanding               -                $46,654,767
      Arizona Portfolio, 527,700
        shares outstanding               -                  2,595,260
      Michigan Portfolio, 994,135
        shares outstanding               -                  5,087,601
      New York Portfolio, 1,348,661
        shares outstanding               -                  6,727,798
      Pennsylvania Portfolio, 969,755
        shares outstanding               -                  4,825,292
Paid-in-capital applicable to
1,513,922 shares of beneficial
interest, unlimited number of
no par shares authorized for
the Florida Portfolio.                                      7,620,285
Undistributed net investment income     -                     132,991
Accumulated realized gains (losses)
  on investments                        -                  (1,485,968)
Net unrealized appreciation
  (depreciation) on investments         -                   4,604,772

     Net assets                         -                 $76,762,798

                                        Proforma          Proforma
                                        Adjustments       Combined

NET ASSETS                                                $76,762,798
SHARES OUTSTANDING                     (2,775,054)          7,114,598
NET ASSET VALUE                                                $10.79
MAXIMUM SALES CHARGE                                             0.31
OFFERING PRICE                                                 $11.10


(1) The proforma combined shares outstanding consists of 4,535,479 shares of National Portfolio, 250,890 shares issued to shareholders of Arizona Portfolio, 482,787 shares issued to shareholders of Michigan Portfolio, 653,707 shares issued to shareholders of New York Portfolio, 469,149 shares issued to shareholders of Pennsylvania Portfolio and 722,586 shares issued to shareholders of Florida Portfolio.

(2) The maximum sale charge for the Calvert Municipal Fund is 2.75%

 See notes to Proforma Financial Statements.

CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - ARIZONA MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MICHIGAN MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - NEW YORK MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - PENNSYLVANIA MUNICIPAL INTERMEDIATE PORTFOLIO FIRST VARIABLE RATE FUND - FLORIDA MUNICIPAL INTERMEDIATE PORTFOLIO PROFORMA STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)



                                    National         Arizona
                                    Portfolio        Portfolio
NET INVESTMENT INCOME
Investment Income
  Interest income                   $2,680,450      $126,495
     Total investment income         2,680,450       126,495

Expenses
  Investment advisory fee              285,023       15,607
  Transfer agency fee and expenses      24,357        1,650
  Directors' fees and expenses           6,389          360
  Administrative fees                   47,504        2,601
  Custodian fees                        14,527        5,865
  Registration fees                     31,941        1,782
  Reports to shareholders               17,086        1,951
  Professional fees                     26,790        1,462
  Miscellaneous                         5,724         736
     Total expenses                     459,341       32,014
     Fees paid indirectly              (14,527)       (5,865)
       Net expenses                    444,814        26,149

        NET INVESTMENT INCOME        2,235,636       100,346

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gains (losses) on:
  Securities                            69,155          (593)
  Futures                              (82,775)       (2,075)
                                       (13,620)       (2,668)
Change in unrealized appreciation
  or depreciation                    1,075,751        51,083

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS          1,062,131        48,415

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS          $3,297,767      $148,761


AVERAGE NET ASSETS                 $47,503,877     $2,601,159
RATIO OF TOTAL EXP TO AVG N/A       0.97%           1.23%
RATIO OF NET EXP TO AVG N/A         0.94%           1.01%

CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - ARIZONA MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MICHIGAN MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - NEW YORK MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - PENNSYLVANIA MUNICIPAL INTERMEDIATE PORTFOLIO FIRST VARIABLE RATE FUND - FLORIDA MUNICIPAL INTERMEDIATE PORTFOLIO PROFORMA STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)
                                    Michigan         New York
                                    Portfolio        Portfolio
NET INVESTMENT INCOME
Investment Income
  Interest income                   $288,081         $346,331
     Total investment income         288,081          346,331

Expenses
  Investment advisory fee             32,281           39,300
  Transfer agency fee and expenses     2,571            4,636
  Directors' fees and expenses           734              890
  Administrative fees                  5,380            6,550
  Custodian fees                       4,963            7,297
  Registration fees                    1,356            1,817
  Reports to shareholders              2,748            3,308
  Professional fees                    3,028            3,683
  Miscellaneous                          930            1,105
     Total expenses                   53,991           68,586
     Fees paid indirectly             (4,963)          (7,297)
       Net expenses                   49,028           61,289

        NET INVESTMENT INCOME        239,053          285,042

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gains (losses) on:
  Securities                          7,876           (15,654)
  Futures                            (3,112)           (2,075)
                                      4,764           (17,729)
Change in unrealized appreciation
  or depreciation                   127,486           213,929

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS         132,250          196,200

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS         $371,303         $481,242


AVERAGE NET ASSETS               $5,380,241       $6,550,073
RATIO OF TOTAL EXP TO AVG N/A     1.00%            1.05%
RATIO OF NET EXP TO AVG N/A       0.91%            0.94%

CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - ARIZONA MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MICHIGAN MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - NEW YORK MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - PENNSYLVANIA MUNICIPAL INTERMEDIATE PORTFOLIO FIRST VARIABLE RATE FUND - FLORIDA MUNICIPAL INTERMEDIATE PORTFOLIO PROFORMA STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)
                                    Pennsylvania     Florida
                                    Portfolio        Portfolio
NET INVESTMENT INCOME
Investment Income
  Interest income                   $248,644         $343,569
     Total investment income         248,644          343,569

Expenses
  Investment advisory fee             27,612           40,391
  Transfer agency fee and expenses     2,483            1,498
  Directors' fees and expenses           582              896
  Administrative fees                  4,602            6,732
  Custodian fees                       8,153            6,992
  Registration fees                      399              179
  Reports to shareholders              2,491            1,876
  Professional fees                    2,590              761
  Miscellaneous                          774              966
     Total expenses                   49,686           60,291
     Fees paid indirectly             (8,153)          (6,992)
       Net expenses                   41,533           53,299

        NET INVESTMENT INCOME       207,111          290,270

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gains (losses) on:
  Securities                        10,066           (12,361)
  Futures                           -                -
                                    10,066           (12,361)
Change in unrealized appreciation
  or depreciation                  108,804           188,130

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS         118,870          175,769

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS         $325,981         $466,039


AVERAGE NET ASSETS                                $6,731,759
RATIO OF TOTAL EXP TO AVG N/A      1.08%           0.90%
RATIO OF NET EXP TO AVG N/A        0.90%           0.79%

CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - ARIZONA MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MICHIGAN MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - NEW YORK MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - PENNSYLVANIA MUNICIPAL INTERMEDIATE PORTFOLIO FIRST VARIABLE RATE FUND - FLORIDA MUNICIPAL INTERMEDIATE PORTFOLIO PROFORMA STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)
                                    Proforma         Proforma
                                    Adjustments      Combined
NET INVESTMENT INCOME
Investment Income
  Interest income                                    $4,033,570
     Total investment income                          4,033,570

Expenses
  Investment advisory fee                               440,214
  Transfer agency fee and expenses  -                    37,195
  Directors' fees and expenses                            9,851
  Administrative fees                                    73,369
  Custodian fees                                         47,797
  Registration fees                                      37,474
  Reports to shareholders                                29,460
  Professional fees                                      38,314
  Miscellaneous                                          10,235
     Total expenses                                     723,909
     Fees paid indirectly                               (47,797)
       Net expenses                                     676,112

        NET INVESTMENT INCOME       -                 3,357,458

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gains (losses) on:
  Securities                                            58,489
  Futures                                              (90,037)
                                                       (31,548)
Change in unrealized appreciation or depreciation   -1,765,183

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS         -                1,733,635

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS          -               $5,091,093


AVERAGE NET ASSETS                                 $73,369,151
RATIO OF TOTAL EXP TO AVG N/A                            0.99%
RATIO OF NET EXP TO AVG N/A                              0.92%

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 1997. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Financial Statements.

CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - ARIZONA MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MICHIGAN MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - NEW YORK MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - PENNSYLVANIA MUNICIPAL INTERMEDIATE PORTFOLIO FIRST VARIABLE RATE FUND - FLORIDA MUNICIPAL INTERMEDIATE PORTFOLIO NOTES TO PROFORMA FINANCIAL STATEMENTS

December 31, 1997 (UNAUDITED)


General: The proforma schedule of statements of assets and liabilities gives the effect of the proposed combination of the Funds assuming it occurred December 31, 1997 and reflects operations as if the merger were consummated on January 1, 1998. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of Funds on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Funds would have been had the combination occurred at the beginning of the fiscal year. The combination would be accomplished by an exchange of shares of five portfolios, four Municipal Intermediate Portfolios of the Calvert Municipal Fund (Arizona, Michigan, New York, Pennsylvania), and by an exchange of shares of the Florida Municipal Intermediate Portfolio of the First Variable Rate Fund, for shares of the National Municipal Intermediate Portfolio of the Calvert Municipal Fund, at net asset value. Each of the Portfolios, collectively the "Fund", are registered under the Investment Company Act of 1940 as open-end management investment companies. The operations of each Portfolio are accounted for separately. Shares of each Portfolio are sold with a maximum sales charge of 2.75%.

Security Valuation: Municipal securities are valued utilizing the average bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities listed or traded on a national securities exchange are valued at the last reported sales price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date.

Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Expense Offset Arrangement: The Series has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Series' cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Series intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.



NOTE B - RELATED PARTY TRANSACTIONS


The combined Fund's Investment Advisor would be Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of each Portfolio: .60% on the first
$500 million, .50% on the next $500 million and .40% on the excess of $1 billion.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of each Portfolio.

For additional information on management fees and other transactions with affiliates see the Prospectus/Proxy
Statement.

January 28, 1998


Calvert Arizona Municipal Intermediate Fund
Calvert Florida Municipal Intermediate Fund
Calvert Michigan Municipal Intermediate Fund
Calvert New York Municipal Intermediate Fund
Calvert Pennsylvania Municipal Intermediate Fund
Calvert National Municipal Intermediate Fund
4550 Montgomery Avenue
Bethesda, Maryland 20814

                       Acquisition of Assets of
     Calvert Arizona Municipal Intermediate Fund, Calvert Florida
                     Municipal Intermediate Fund,
    Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund, and Calvert Pennsylvania Municipal
                           Intermediate Fund

Ladies and Gentlemen:

You have asked for our opinion as to certain tax consequences of the proposed acquisition of assets of each of Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund, and Calvert Pennsylvania Municipal Intermediate Fund (each a "Selling Fund" and together the "Selling Funds"), each of which (other than Calvert Florida Municipal Intermediate Fund) is a series of Calvert Municipal Fund, Inc., a Maryland corporation (the "Company"), by Calvert National Municipal Intermediate Fund (the "Acquiring Fund"), also a series of the Company, in exchange for voting shares of the Acquiring Fund (the "Reorganization"). Calvert Florida Municipal Intermediate Fund is a series of First Variable Rate Fund for Government Income, a Massachusetts business trust ("First Variable").

In rendering our opinion, we have reviewed and relied upon the draft Prospectus/Proxy Statement dated as of January 7, 1998 and the Agreement and Plan of Reorganization (the "Agreement") dated as of January 7, 1998. We have relied, without independent verification, upon the factual statements made therein, and assume that there will be no change in material facts disclosed therein between the date of this letter and the date of closing of the Reorganization. We further assume that the Reorganization will be carried out in accordance with the Agreement. We have also relied upon the following representations, each of which has been made to us by officers of the Company, on behalf of its Selling Funds and the Acquiring Fund and First Variable on behalf of its Selling Fund.

The Reorganization will be consummated substantially as described in the Agreement.

Acquiring Fund will acquire from each Selling Fund at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by each Selling Fund immediately prior to the Reorganization. For purposes of this representation, assets of Selling Fund used to pay reorganization expenses, cash retained to pay liabilities, and redemptions and distributions (except for regular and normal distributions) made by a Selling Fund immediately preceding the transfer which are part of the plan of reorganization, will be considered as assets held by Selling Funds immediately prior to the transfer.

To the best of the knowledge of management of each Selling Fund, there is no plan or intention on the part of the shareholders of any Selling Fund to sell, exchange, or otherwise dispose of a number of Acquiring Fund shares received in the Reorganization that would reduce the ownership of Acquiring Fund shares by former shareholders of any Selling Fund to a number of shares having a value, as of the date of the Reorganization (the "Closing Date"), of less than 50 percent of the value of all the formerly outstanding shares of such Selling Funds as of the same date. For purposes of this representation, shares of any Selling Fund exchanged for cash or other property will be treated as outstanding shares of such Selling Fund on the Closing Date. There are no dissenters' rights in the Reorganization, and no cash will be exchanged for any Selling Fund's shares in lieu of fractional shares of Acquiring Fund. Moreover, shares of any Selling Fund and shares of Acquiring Fund held by any Selling Fund's shareholders and otherwise sold, redeemed, or disposed of prior or subsequent to the Reorganization will be considered in making this representation, except for shares of any Selling Fund or Acquiring Fund redeemed in the ordinary course of business of a Selling Fund or Acquiring Fund in accordance with the requirements of section 22(e) of the Investment Company Act of 1940.

No Selling Fund has redeemed and no Selling Fund will redeem the shares of any of its shareholders in connection with the Reorganization except to the extent necessary to comply with its legal obligation to redeem its shares.

The management of Acquiring Fund has no plan or intention to redeem or reacquire any of the Acquiring Fund shares to be received by Selling Funds' shareholders in connection with the Reorganization, except to the extent necessary to comply with its legal obligation to redeem its shares.

The management of Acquiring Fund has no plan or intention to sell or dispose of any of the assets of Selling Funds which will be acquired by Acquiring Fund in the Reorganization, except for dispositions made in the ordinary course of business, and to the extent necessary to enable Acquiring Fund to comply with its legal obligation to redeem its shares.

Following the Reorganization, Acquiring Fund will continue the historic business of Selling Funds in a substantially unchanged manner as part of the regulated investment company business of Acquiring Fund, or will use a significant portion of Selling Funds' historic business assets in a business.

There is no intercorporate indebtedness between Acquiring Fund and any Selling Fund.

Acquiring Fund does not own, directly or indirectly, and has not owned in the last five years, directly or indirectly, any shares of Selling Funds. Acquiring Fund will not acquire any shares of Selling Funds prior to the Closing Date.

Acquiring Fund will not make any payment of cash or of property other than shares to Selling Funds or to any shareholder of Selling Funds in connection with the Reorganization.

Pursuant to the Agreement, the shareholders of Selling Funds will receive solely Acquiring Fund voting shares in exchange for their voting shares of Selling Funds.

The fair market value of the Acquiring Fund shares to be received by the Selling Funds' shareholders will be approximately equal to the fair market value of the Selling Funds' shares surrendered in exchange therefor.

Subsequent to the transfer of Selling Funds' assets to Acquiring Fund pursuant to the Agreement, Selling Funds will distribute the shares of Acquiring Fund, together with other assets each Selling Fund may have, in final liquidation as expeditiously as possible.

No Selling Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

Each Selling Fund is treated as a corporation for federal income tax purposes and at all times in its existence has qualified as a regulated investment company, as defined in Section 851 of the Code.

Acquiring Fund is treated as a corporation for federal income tax purposes and at all times in its existence has qualified as a regulated investment company, as defined in Section 851 of the Code.

The sum of the liabilities of each Selling Fund to be assumed by Acquiring Fund and the expenses of the Reorganization does not exceed twenty percent of the fair market value of the assets of such Selling Fund.

The foregoing representations are true on the date of this letter and will be true on the date of closing of the Reorganization.

Based on and subject to the foregoing, and our examination of the legal authority we have deemed to be relevant, it is our opinion that for federal income tax purposes:

The acquisition by Acquiring Fund of substantially all of the assets of Selling Funds solely in exchange for voting shares of Acquiring Fund followed by the distribution by Selling Funds of said Acquiring Fund shares to the shareholders of Selling Funds in exchange for their Selling Funds' shares will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Acquiring Fund and each Selling Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

No gain or loss will be recognized by a Selling Fund upon the transfer of substantially all of its assets to Acquiring Fund solely in exchange for Acquiring Fund voting shares and assumption by Acquiring Fund of certain identified liabilities of Selling Fund, or upon the distribution of such Acquiring Fund voting shares to the shareholders of such Selling Fund in exchange for all of their shares in such Selling Fund.

No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Selling Funds (including any cash retained initially by a Selling Fund to pay liabilities but later transferred) solely in exchange for Acquiring Fund voting shares and assumption by Acquiring Fund of certain identified liabilities of each Selling Fund.

The basis of the assets of each Selling Fund acquired by Acquiring Fund will be the same as the basis of those assets in the hands of Selling Fund immediately prior to the transfer, and the holding period of the assets of a Selling Fund in the hands of Acquiring Fund will include the period during which those assets were held by such Selling Fund.

The shareholders of Selling Funds will recognize no gain or loss upon the exchange of all of their Selling Fund shares solely for Acquiring Fund voting shares. Gain, if any, will be realized by Selling Fund shareholders who in exchange for their Selling Fund shares receive other property or money in addition to Acquiring Fund shares, and will be recognized, but not in excess of the amount of cash and the value of such other property received. If the exchange has the effect of the distribution of a dividend, then the amount of gain recognized that is not in excess of the ratable share of undistributed earnings and profits of a Selling Fund will be treated as a dividend.
The basis of the Acquiring Fund voting shares to be received by the Selling Funds' shareholders will be the same as the basis of the Selling Funds' shares surrendered in exchange therefor.

The holding period of the Acquiring Fund voting shares to be received by the Selling Funds' shareholders will include the period during which the Selling Funds' shares surrendered in exchange therefor were held, provided the Selling Funds' shares were held as a capital asset on the date of the exchange.

This opinion letter is delivered to you in satisfaction of the requirements of sections 8.D. and 9.D. of the Agreement. We hereby consent to the filing of this opinion as an exhibit to the Registration Statement on Form N-14 and to use of our name and any reference to our firm in the Registration Statement or in the Prospectus/Proxy Statement constituting a part thereof. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

Very truly yours,




SULLIVAN & WORCESTER LLP

                                                             Exhibit 14

                    CONSENT OF INDEPENDENT AUDITORS


To the Board of Directors of
   Calvert Municipal Fund, Inc.

We consent to the following with respect to the Registration Statement of Calvert Municipal Fund on Form N-14 under the Securities Act of 1933, relative to the transfer of all the assets and liabilities of Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund to the Calvert National Municipal Intermediate Fund in exchange for shares of the Calvert National Municipal Intermediate Fund:

 1.   The incorporation by reference of our report dated February
     7, 1997 on our audit of the financial statements and financial highlights of Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund, which report is included in the Annual Report to Shareholders for the year ended in the Statement of Additional Information dated April 30, 1997.

 2.   The incorporation by reference of our report dated February
     7, 1997 on our audit of the financial statements and financial highlights of the Calvert National Municipal Intermediate Fund, which report is included in the Annual Report to Shareholders for the year ended December 31, 1996, in the Statement of Additional Information dated April 30, 1997.

 3.   The reference to our Firm under the heading "Independent
     Accountants and Custodians" in the Statements of Additional
     Information dated April 30, 1997 of the Calvert Arizona
     Municipal Intermediate Fund, Calvert Florida Municipal
     Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund, Calvert
     Pennsylvania Municipal Intermediate Fund and the Calvert
     National Municipal Intermediate Fund.


          COOPERS & LYBRAND, L.L.P.

Baltimore, Maryland
February 4, 1998